JPMorgan Global Allocation Fund
Schedule of Portfolio Investments as of July 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 64.4%
Australia — 0.5%
Ampol Ltd.	2	45
APA Group	9	77
Aristocrat Leisure Ltd.	5	120
ASX Ltd.	2	96
Aurizon Holdings Ltd.	15	41
Australia & New Zealand Banking Group Ltd.	22	362
BHP Group Ltd.	221	6,109
BHP Group Ltd.	19	513
BlueScope Steel Ltd.	4	46
Brambles Ltd.	11	92
Cochlear Ltd.	1	79
Coles Group Ltd.	11	140
Commonwealth Bank of Australia	14	967
Computershare Ltd.	4	76
CSL Ltd.	4	783
Dexus, REIT	8	57
Domino's Pizza Enterprises Ltd.	—	25
Endeavour Group Ltd.	11	59
Evolution Mining Ltd.	14	27
Fortescue Metals Group Ltd.	14	174
Glencore plc *	79	447
Goodman Group, REIT	13	196
GPT Group (The), REIT	15	49
IDP Education Ltd.	2	33
Insurance Australia Group Ltd.	19	61
LendLease Corp. Ltd.	5	40
Lottery Corp. Ltd. (The) *	18	56
Macquarie Group Ltd.	3	372
Medibank Pvt Ltd.	22	52
Mineral Resources Ltd.	1	51
Mirvac Group, REIT	31	47
National Australia Bank Ltd.	26	559
Newcrest Mining Ltd.	7	96
Northern Star Resources Ltd.	9	51
Orica Ltd.	3	38
Origin Energy Ltd.	14	59
Qantas Airways Ltd. *	7	24
QBE Insurance Group Ltd.	12	94
Ramsay Health Care Ltd.	1	72
REA Group Ltd.	—	37
Reece Ltd.	2	25
Rio Tinto Ltd.	3	205
Rio Tinto plc	9	541
Santos Ltd.	26	133
Scentre Group, REIT	41	85
SEEK Ltd.	3	43
Sonic Healthcare Ltd.	4	88

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Australia — continued
South32 Ltd.	37	101
Stockland, REIT	19	51
Suncorp Group Ltd.	10	80
Telstra Corp. Ltd.	33	90
Transurban Group	24	250
Treasury Wine Estates Ltd.	6	49
Vicinity Centres, REIT	31	45
Washington H Soul Pattinson & Co. Ltd.	2	31
Wesfarmers Ltd.	9	294
Westpac Banking Corp.	28	424
WiseTech Global Ltd.	1	41
Woodside Energy Group Ltd.	47	1,061
Woodside Petroleum Ltd.	65	1,461
Woolworths Group Ltd.	10	254
		17,674
Austria — 0.0% ^
Erste Group Bank AG	3	69
Mondi plc	4	73
OMV AG	1	50
Verbund AG	—	59
voestalpine AG	1	21
		272
Belgium — 0.4%
Ageas SA	1	59
Anheuser-Busch InBev SA	7	368
D'ieteren Group	—	33
Elia Group SA/NV (a)	—	37
Groupe Bruxelles Lambert SA	1	73
KBC Group NV	270	14,114
Proximus SADP	1	17
Sofina SA	—	29
Solvay SA	1	51
UCB SA	1	78
Umicore SA	2	61
Warehouses De Pauw CVA, REIT	1	40
		14,960
Brazil — 0.5%
EDP - Energias do Brasil SA	283	1,180
Itau Unibanco Holding SA (Preference) *	339	1,554
Localiza Rent a Car SA *	138	1,549
Lojas Renner SA *	430	2,113
NU Holdings Ltd., Class A *	133	559
Petroleo Brasileiro SA (Preference)	784	5,192
Porto Seguro SA	329	1,173
Raia Drogasil SA	376	1,523
Suzano SA	142	1,334

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Brazil — continued
Vale SA	81	1,095
XP, Inc., Class A *	60	1,260
Yara International ASA	1	56
		18,588
Canada — 0.4%
Alimentation Couche-Tard, Inc.	16	714
Canadian National Railway Co.	48	6,061
Fairfax Financial Holdings Ltd.	3	1,702
Toronto-Dominion Bank (The)	86	5,563
		14,040
Chile — 0.0% ^
Antofagasta plc	3	45
Banco Santander Chile	14,653	580
		625
China — 4.9%
Acrobiosystems Co. Ltd., Class A	2	57
Acrobiosystems Co. Ltd., Class A	1	26
Advanced Micro-Fabrication Equipment, Inc., Class A *	71	1,270
Aier Eye Hospital Group Co. Ltd., Class A	291	1,314
Alibaba Group Holding Ltd. *	548	6,166
Amoy Diagnostics Co. Ltd., Class A	41	183
Angel Yeast Co. Ltd., Class A	110	721
Anjoy Foods Group Co. Ltd., Class A	28	606
Asymchem Laboratories Tianjin Co. Ltd., Class A	3	68
Asymchem Laboratories Tianjin Co. Ltd., Class H (b)	55	756
Bank of Ningbo Co. Ltd., Class A	294	1,362
Baoshan Iron & Steel Co. Ltd., Class A	1,568	1,320
Beijing Kingsoft Office Software, Inc., Class A	24	623
BOC Hong Kong Holdings Ltd.	29	107
BOE Technology Group Co. Ltd., Class A	1,637	944
Budweiser Brewing Co. APAC Ltd. (b)	801	2,219
Chacha Food Co. Ltd., Class A	72	513
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	51	1,333
China Construction Bank Corp., Class H	7,526	4,806
China Longyuan Power Group Corp. Ltd., Class H	1,028	1,652
China Merchants Bank Co. Ltd., Class A	511	2,658
China Merchants Bank Co. Ltd., Class H	566	3,061
China Resources Land Ltd.	314	1,311
China State Construction Engineering Corp. Ltd., Class A	960	717
China Vanke Co. Ltd., Class A *	545	1,388
China Yangtze Power Co. Ltd., Class A	428	1,514
Chongqing Brewery Co. Ltd., Class A	57	1,034
Chongqing Fuling Zhacai Group Co. Ltd., Class A	400	1,766
Chow Tai Fook Jewellery Group Ltd.	15	29
Contemporary Amperex Technology Co. Ltd., Class A *	36	2,714
ESR Group Ltd. * (b)	16	41

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
Flat Glass Group Co. Ltd., Class H *	169	613
Foshan Haitian Flavouring & Food Co. Ltd., Class A	259	3,172
Futu Holdings Ltd., ADR *	—	20
Fuyao Glass Industry Group Co. Ltd., Class A	43	262
Fuyao Glass Industry Group Co. Ltd., Class H (b)	153	743
Glodon Co. Ltd., Class A	120	823
Guangdong Haid Group Co. Ltd., Class A	91	891
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	47	480
H World Group Ltd.	378	1,482
Haier Smart Home Co. Ltd., Class H	1,111	3,556
Hangzhou Tigermed Consulting Co. Ltd., Class A	59	896
Han's Laser Technology Industry Group Co. Ltd., Class A	471	2,218
Hefei Meiya Optoelectronic Technology, Inc., Class A	189	611
Hongfa Technology Co. Ltd., Class A	142	866
Hundsun Technologies, Inc., Class A *	176	1,111
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	686	3,642
Jade Bird Fire Co. Ltd., Class A	468	2,109
JD.com, Inc., Class A	135	4,025
Jiangsu Hengli Hydraulic Co. Ltd., Class A	126	974
Kanzhun Ltd., ADR *	41	957
Kingdee International Software Group Co. Ltd. *	738	1,593
Kunlun Energy Co. Ltd.	1,702	1,253
Kweichow Moutai Co. Ltd., Class A	5	1,442
Laobaixing Pharmacy Chain JSC, Class A	125	615
LONGi Green Energy Technology Co. Ltd., Class A	243	2,219
Maxscend Microelectronics Co. Ltd., Class A	53	756
Meituan * (b)	250	5,602
Midea Group Co. Ltd., Class A	149	1,214
Montage Technology Co. Ltd., Class A *	51	432
NARI Technology Co. Ltd., Class A	430	1,864
NetEase, Inc.	165	3,083
NIO, Inc., Class A *	49	957
NXP Semiconductors NV	156	28,673
Oppein Home Group, Inc., Class A	49	876
Pharmaron Beijing Co. Ltd., Class H (b)	242	1,972
Ping An Bank Co. Ltd., Class A	1,448	2,724
Ping An Insurance Group Co. of China Ltd., Class A	266	1,660
Ping An Insurance Group Co. of China Ltd., Class H	456	2,683
Poly Developments and Holdings Group Co. Ltd., Class A	688	1,697
Prosus NV *	7	432
Proya Cosmetics Co. Ltd., Class A	34	889
Qingdao Haier Biomedical Co. Ltd., Class A	29	296
Sangfor Technologies, Inc., Class A	33	479
Shanghai Baosight Software Co. Ltd., Class A	347	2,070
Shanghai Liangxin Electrical Co. Ltd., Class A *	650	1,538
Shanghai M&G Stationery, Inc., Class A	65	435
Shanghai Putailai New Energy Technology Co. Ltd., Class A	79	828

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
Shenzhen Inovance Technology Co. Ltd., Class A	161	1,578
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	66	2,831
Shenzhou International Group Holdings Ltd.	115	1,205
Silergy Corp.	64	1,198
SITC International Holdings Co. Ltd.	11	37
Skshu Paint Co. Ltd., Class A *	159	2,491
StarPower Semiconductor Ltd., Class A	9	486
Sungrow Power Supply Co. Ltd., Class A	66	1,217
Suzhou Maxwell Technologies Co. Ltd., Class A	21	1,487
Tencent Holdings Ltd.	395	15,255
Tongwei Co. Ltd., Class A	559	4,464
Wanhua Chemical Group Co. Ltd., Class A	241	2,995
Will Semiconductor Co. Ltd., Class A	33	519
Wilmar International Ltd.	15	45
Wuliangye Yibin Co. Ltd., Class A	124	3,291
Wuxi Biologics Cayman, Inc. * (b)	322	3,087
Xinyi Solar Holdings Ltd.	1,042	1,770
XPeng, Inc., Class A *	98	1,191
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	70	647
Yonyou Network Technology Co. Ltd., Class A	148	459
Yunnan Energy New Material Co. Ltd.	70	2,221
Zhejiang Dingli Machinery Co. Ltd., Class A	93	590
Zhejiang Supcon Technology Co. Ltd., Class A	13	155
Zijin Mining Group Co. Ltd., Class H	1,120	1,312
		190,543
Denmark — 1.0%
AP Moller - Maersk A/S, Class A	—	67
AP Moller - Maersk A/S, Class B	—	115
Carlsberg A/S, Class B	77	9,961
Chr Hansen Holding A/S	1	55
Coloplast A/S, Class B	24	2,786
Danske Bank A/S	5	76
Demant A/S *	1	33
DSV A/S	2	258
Genmab A/S *	—	187
GN Store Nord A/S	1	36
Novo Nordisk A/S, Class B	214	24,931
Novozymes A/S, Class B	2	104
Orsted A/S (b)	1	175
Pandora A/S	1	59
ROCKWOOL A/S, Class B	—	17
Tryg A/S	3	65
Vestas Wind Systems A/S	8	210
		39,135
Finland — 0.0% ^
Elisa OYJ	1	62

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Finland — continued
Fortum OYJ	4	39
Kesko OYJ, Class B	2	54
Kone OYJ, Class B	3	124
Neste OYJ	3	174
Nokia OYJ	43	225
Nordea Bank Abp	26	260
Orion OYJ, Class B	1	40
Sampo OYJ, Class A	4	172
Stora Enso OYJ, Class R	5	69
UPM-Kymmene OYJ	4	134
Wartsila OYJ Abp	4	33
		1,386
France — 3.2%
Accor SA *	1	35
Adevinta ASA *	2	18
Aeroports de Paris *	—	32
Air Liquide SA	4	571
Airbus SE	139	14,939
Alstom SA (a)	3	60
Amundi SA (b)	1	26
Arkema SA	1	46
AXA SA	15	355
BioMerieux	—	35
BNP Paribas SA	153	7,223
Bollore SE	7	35
Bouygues SA	2	55
Bureau Veritas SA (a)	2	64
Capgemini SE	78	14,856
Carrefour SA	5	84
Cie de Saint-Gobain	4	187
Cie Generale des Etablissements Michelin SCA	5	150
Covivio, REIT	—	26
Credit Agricole SA	10	92
Danone SA	5	288
Dassault Aviation SA	—	29
Dassault Systemes SE	5	228
Edenred	2	101
Eiffage SA	1	62
Electricite de France SA	5	54
Engie SA	15	180
EssilorLuxottica SA	2	360
Eurazeo SE	—	25
Gecina SA, REIT	—	37
Getlink SE	4	70
Hermes International	—	344
Ipsen SA	—	30
Kering SA	1	342

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
France — continued
Klepierre SA, REIT *	2	38
La Francaise des Jeux SAEM (b)	1	30
Legrand SA	2	173
L'Oreal SA	14	5,365
LVMH Moet Hennessy Louis Vuitton SE	53	36,929
Orange SA	16	163
Pernod Ricard SA	2	329
Publicis Groupe SA *	2	97
Remy Cointreau SA	—	36
Renault SA *	2	45
Safran SA	89	9,746
Sanofi	9	902
Sartorius Stedim Biotech	—	88
SEB SA	—	18
Societe Generale SA	6	144
Sodexo SA *	1	57
Teleperformance	—	156
Thales SA *	1	105
TotalEnergies SE (a)	114	5,839
Ubisoft Entertainment SA *	1	32
Unibail-Rodamco-Westfield, REIT *	1	53
Valeo	2	36
Veolia Environnement SA (a)	5	133
Vinci SA	229	21,937
Vivendi SE	6	56
Wendel SE	—	20
Worldline SA * (b)	2	83
		123,649
Germany — 1.0%
adidas AG	14	2,458
Allianz SE (Registered)	29	5,354
Aroundtown SA	8	25
BASF SE	7	327
Bayer AG (Registered)	8	457
Bayerische Motoren Werke AG	3	216
Bayerische Motoren Werke AG (Preference)	—	35
Bechtle AG	1	30
Beiersdorf AG	1	83
Brenntag SE	1	86
Carl Zeiss Meditec AG	—	47
Commerzbank AG *	9	58
Continental AG	1	62
Covestro AG (b)	2	52
Daimler AG	6	378
Daimler Truck Holding AG *	4	99
Deutsche Bank AG (Registered)	17	144
Deutsche Boerse AG	2	265

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Germany — continued
Deutsche Lufthansa AG (Registered) * (a)	5	29
Deutsche Post AG (Registered)	205	8,176
Deutsche Telekom AG (Registered)	26	491
E.ON SE	18	161
Evonik Industries AG	2	36
Fresenius Medical Care AG & Co. KGaA	2	61
Fresenius SE & Co. KGaA	3	86
GEA Group AG	1	45
Hannover Rueck SE	—	68
HeidelbergCement AG	1	60
HelloFresh SE *	1	36
Henkel AG & Co. KGaA	1	52
Henkel AG & Co. KGaA (Preference)	1	91
Infineon Technologies AG	10	286
KION Group AG	1	26
Knorr-Bremse AG	1	34
LEG Immobilien SE	1	52
Merck KGaA	1	197
MTU Aero Engines AG	—	82
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1	253
Nemetschek SE	—	31
Porsche Automobil Holding SE (Preference)	1	88
Puma SE	1	56
Rational AG	—	29
Rheinmetall AG	—	64
RWE AG	210	8,646
SAP SE	8	777
Sartorius AG (Preference)	—	89
Scout24 SE (b)	1	38
Siemens AG (Registered)	6	681
Siemens Energy AG (a)	3	58
Siemens Healthineers AG (b)	2	115
Symrise AG	1	124
Telefonica Deutschland Holding AG	8	22
Uniper SE	1	5
United Internet AG (Registered)	1	20
Volkswagen AG	—	51
Volkswagen AG (Preference)	52	7,296
Vonovia SE	6	186
Zalando SE * (a) (b)	2	49
		38,923
Greece — 0.0% ^
Hellenic Telecommunications Organization SA	78	1,348
Hong Kong — 0.6%
AIA Group Ltd.	1,433	14,399
CK Asset Holdings Ltd.	16	112

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hong Kong — continued
CK Infrastructure Holdings Ltd.	5	31
CLP Holdings Ltd.	13	110
Hang Lung Properties Ltd.	17	31
Hang Seng Bank Ltd.	6	100
Henderson Land Development Co. Ltd.	12	42
HK Electric Investments & HK Electric Investments Ltd. (b)	20	19
HKT Trust & HKT Ltd.	31	43
Hong Kong & China Gas Co. Ltd.	90	95
Hong Kong Exchanges & Clearing Ltd.	108	4,947
Hongkong Land Holdings Ltd.	9	48
Jardine Matheson Holdings Ltd.	2	90
Link, REIT	17	141
MTR Corp. Ltd.	13	66
New World Development Co. Ltd.	13	42
Power Assets Holdings Ltd.	11	72
Sino Land Co. Ltd.	28	42
Sun Hung Kai Properties Ltd.	11	131
Swire Pacific Ltd., Class A	4	23
Swire Properties Ltd.	9	22
Techtronic Industries Co. Ltd.	180	1,997
WH Group Ltd. (b)	66	50
Wharf Real Estate Investment Co. Ltd.	13	58
Xinyi Glass Holdings Ltd.	14	28
		22,739
India — 0.7%
HDFC Bank Ltd., ADR	305	19,170
ICICI Bank Ltd., ADR *	130	2,697
Infosys Ltd., ADR	230	4,480
		26,347
Indonesia — 0.3%
Bank Central Asia Tbk. PT	14,990	7,454
Bank Rakyat Indonesia Persero Tbk. PT	8,918	2,632
Telkom Indonesia Persero Tbk. PT	4,023	1,149
		11,235
Ireland — 0.0% ^
AerCap Holdings NV *	1	48
CRH plc	6	235
Flutter Entertainment plc *	2	134
Kerry Group plc, Class A	1	119
Kerry Group plc, Class A	—	15
Kingspan Group plc	—	9
Kingspan Group plc	1	70
Smurfit Kappa Group plc	2	70
		700

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Israel — 0.0% ^
Azrieli Group Ltd.	—	27
Bank Hapoalim BM	10	94
Bank Leumi Le-Israel BM	12	120
Check Point Software Technologies Ltd. *	1	105
Elbit Systems Ltd.	—	48
ICL Group Ltd.	6	51
Israel Discount Bank Ltd., Class A	10	56
Kornit Digital Ltd. *	—	11
Mizrahi Tefahot Bank Ltd.	1	46
Nice Ltd. *	1	106
Teva Pharmaceutical Industries Ltd., ADR *	9	83
Tower Semiconductor Ltd. *	1	41
Wix.com Ltd. *	—	27
ZIM Integrated Shipping Services Ltd.	1	33
		848
Italy — 0.1%
Amplifon SpA	1	32
Assicurazioni Generali SpA	9	132
Atlantia SpA	4	91
Coca-Cola HBC AG	1	39
Davide Campari-Milano NV	4	46
DiaSorin SpA	—	28
Enel SpA	65	327
Eni SpA	20	242
Ferrari NV	1	214
FinecoBank Banca Fineco SpA	5	60
Infrastrutture Wireless Italiane SpA (b)	3	28
Intesa Sanpaolo SpA (a)	132	234
Mediobanca Banca di Credito Finanziario SpA	5	42
Moncler SpA	2	81
Nexi SpA * (b)	4	38
Poste Italiane SpA (b)	4	35
Prysmian SpA	2	64
Recordati Industria Chimica e Farmaceutica SpA	1	37
Snam SpA	16	81
Telecom Italia SpA *	79	17
Terna - Rete Elettrica Nazionale	11	86
UniCredit SpA	17	167
		2,121
Japan — 2.4%
Advantest Corp.	2	95
Aeon Co. Ltd.	5	107
AGC, Inc.	2	55
Aisin Corp.	1	36
Ajinomoto Co., Inc.	4	97
ANA Holdings, Inc. *	1	24

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Asahi Group Holdings Ltd.	4	125
Asahi Intecc Co. Ltd.	2	31
Asahi Kasei Corp.	10	80
Astellas Pharma, Inc.	15	232
Azbil Corp.	1	30
Bandai Namco Holdings, Inc.	2	125
Bridgestone Corp.	236	9,213
Brother Industries Ltd.	2	36
Canon, Inc.	8	187
Capcom Co. Ltd.	1	39
Central Japan Railway Co.	1	141
Chiba Bank Ltd. (The)	4	23
Chubu Electric Power Co., Inc.	5	55
Chugai Pharmaceutical Co. Ltd.	5	149
Concordia Financial Group Ltd.	9	30
CyberAgent, Inc.	3	34
Dai Nippon Printing Co. Ltd.	2	42
Daifuku Co. Ltd.	1	51
Dai-ichi Life Holdings, Inc.	8	139
Daiichi Sankyo Co. Ltd.	14	369
Daikin Industries Ltd.	2	351
Daito Trust Construction Co. Ltd.	1	47
Daiwa House Industry Co. Ltd.	5	119
Daiwa House REIT Investment Corp., REIT	—	43
Daiwa Securities Group, Inc.	11	53
Denso Corp.	3	186
Dentsu Group, Inc.	2	59
Disco Corp.	—	49
East Japan Railway Co.	2	125
Eisai Co. Ltd.	2	96
ENEOS Holdings, Inc.	24	94
FANUC Corp.	38	6,622
Fast Retailing Co. Ltd.	1	303
Fuji Electric Co. Ltd.	1	45
FUJIFILM Holdings Corp.	3	160
Fujitsu Ltd.	2	214
GLP J-REIT, REIT	—	43
GMO Payment Gateway, Inc.	—	25
Hakuhodo DY Holdings, Inc.	2	18
Hamamatsu Photonics KK	1	50
Hankyu Hanshin Holdings, Inc.	2	52
Hikari Tsushin, Inc.	—	22
Hirose Electric Co. Ltd.	—	29
Hitachi Construction Machinery Co. Ltd.	1	20
Hitachi Ltd.	8	390
Hitachi Metals Ltd. *	2	26
Honda Motor Co. Ltd.	323	8,285

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Hoshizaki Corp.	1	24
Hoya Corp.	106	10,600
Hulic Co. Ltd.	3	24
Ibiden Co. Ltd.	1	27
Idemitsu Kosan Co. Ltd.	2	44
Iida Group Holdings Co. Ltd.	1	20
Inpex Corp.	8	94
Isuzu Motors Ltd.	5	52
Ito En Ltd.	1	24
ITOCHU Corp.	9	277
Itochu Techno-Solutions Corp.	1	21
Japan Airlines Co. Ltd. *	1	21
Japan Exchange Group, Inc.	4	64
Japan Metropolitan Fund Invest, REIT	—	45
Japan Post Bank Co. Ltd.	3	26
Japan Post Holdings Co. Ltd.	19	140
Japan Post Insurance Co. Ltd.	2	27
Japan Real Estate Investment Corp., REIT	—	48
Japan Tobacco, Inc.	9	169
JFE Holdings, Inc.	4	44
JSR Corp.	2	47
Kajima Corp.	4	41
Kakaku.com, Inc.	1	22
Kansai Electric Power Co., Inc. (The)	6	57
Kao Corp.	4	165
KDDI Corp.	13	410
Keio Corp.	1	34
Keisei Electric Railway Co. Ltd.	1	30
Keyence Corp.	25	10,067
Kikkoman Corp.	1	65
Kintetsu Group Holdings Co. Ltd.	1	46
Kirin Holdings Co. Ltd.	7	109
Kobayashi Pharmaceutical Co. Ltd.	—	27
Kobe Bussan Co. Ltd.	1	34
Koei Tecmo Holdings Co. Ltd.	1	17
Koito Manufacturing Co. Ltd.	1	26
Komatsu Ltd.	7	171
Konami Group Corp.	1	41
Kose Corp.	—	27
Kubota Corp.	8	134
Kurita Water Industries Ltd.	1	32
Kyocera Corp.	3	145
Kyowa Kirin Co. Ltd.	2	49
Lasertec Corp.	1	86
Lixil Corp.	2	48
M3, Inc.	3	122
Makita Corp.	2	44

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Marubeni Corp.	12	113
Mazda Motor Corp.	4	38
McDonald's Holdings Co. Japan Ltd.	1	26
MEIJI Holdings Co. Ltd.	1	47
MINEBEA MITSUMI, Inc.	3	52
MISUMI Group, Inc.	2	57
Mitsubishi Chemical Group Corp.	10	57
Mitsubishi Corp.	10	297
Mitsubishi Electric Corp.	15	164
Mitsubishi Estate Co. Ltd.	9	140
Mitsubishi HC Capital, Inc.	5	26
Mitsubishi Heavy Industries Ltd.	3	97
Mitsubishi UFJ Financial Group, Inc.	94	532
Mitsui & Co. Ltd.	11	247
Mitsui Chemicals, Inc.	2	32
Mitsui Fudosan Co. Ltd.	7	163
Mitsui OSK Lines Ltd.	3	74
Mizuho Financial Group, Inc.	19	229
MonotaRO Co. Ltd.	2	34
MS&AD Insurance Group Holdings, Inc.	3	113
Murata Manufacturing Co. Ltd.	4	263
NEC Corp.	2	74
Nexon Co. Ltd.	4	89
NGK Insulators Ltd.	2	31
Nidec Corp.	3	243
Nihon M&A Center Holdings, Inc.	2	31
Nintendo Co. Ltd.	1	402
Nippon Building Fund, Inc., REIT	—	64
NIPPON EXPRESS HOLDINGS, Inc.	1	36
Nippon Paint Holdings Co. Ltd.	6	50
Nippon Prologis REIT, Inc., REIT	—	44
Nippon Sanso Holdings Corp.	1	22
Nippon Shinyaku Co. Ltd.	—	25
Nippon Steel Corp.	6	97
Nippon Telegraph & Telephone Corp.	10	274
Nippon Yusen KK	1	102
Nissan Chemical Corp.	1	51
Nissan Motor Co. Ltd.	18	70
Nisshin Seifun Group, Inc.	2	20
Nissin Foods Holdings Co. Ltd.	1	36
Nitori Holdings Co. Ltd.	1	63
Nitto Denko Corp.	1	71
Nomura Holdings, Inc.	24	90
Nomura Real Estate Holdings, Inc.	1	24
Nomura Real Estate Master Fund, Inc., REIT	—	43
Nomura Research Institute Ltd.	3	81
NTT Data Corp.	5	76

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Obayashi Corp.	5	38
Obic Co. Ltd.	1	80
Odakyu Electric Railway Co. Ltd.	2	34
Oji Holdings Corp.	6	27
Olympus Corp.	10	210
Omron Corp.	2	84
Ono Pharmaceutical Co. Ltd.	3	84
Open House Group Co. Ltd.	1	31
Oracle Corp., Japan	—	19
Oriental Land Co. Ltd.	2	243
ORIX Corp.	10	171
Osaka Gas Co. Ltd.	3	54
Otsuka Corp.	1	28
Otsuka Holdings Co. Ltd.	3	111
Pan Pacific International Holdings Corp.	3	47
Panasonic Holdings Corp.	17	144
Persol Holdings Co. Ltd.	2	31
Rakuten Group, Inc.	6	32
Recruit Holdings Co. Ltd.	12	434
Renesas Electronics Corp. *	9	88
Resona Holdings, Inc.	17	67
Ricoh Co. Ltd.	5	37
Rohm Co. Ltd.	1	52
SBI Holdings, Inc.	2	41
SCSK Corp.	1	23
Secom Co. Ltd.	2	114
Seiko Epson Corp.	2	33
Sekisui Chemical Co. Ltd.	3	44
Sekisui House Ltd.	5	85
Seven & i Holdings Co. Ltd.	6	245
SG Holdings Co. Ltd.	2	44
Sharp Corp.	2	16
Shimadzu Corp.	2	68
Shimano, Inc.	1	100
Shimizu Corp.	4	24
Shin-Etsu Chemical Co. Ltd.	86	11,042
Shionogi & Co. Ltd.	2	113
Shiseido Co. Ltd.	3	132
Shizuoka Bank Ltd. (The)	3	21
SMC Corp.	1	246
SoftBank Corp.	23	264
SoftBank Group Corp.	10	403
Sompo Holdings, Inc.	3	112
Sony Group Corp.	62	5,285
Square Enix Holdings Co. Ltd.	1	32
Subaru Corp.	5	85
SUMCO Corp.	3	38

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Sumitomo Chemical Co. Ltd.	12	46
Sumitomo Corp.	9	125
Sumitomo Electric Industries Ltd.	6	66
Sumitomo Metal Mining Co. Ltd.	2	63
Sumitomo Mitsui Financial Group, Inc.	10	323
Sumitomo Mitsui Trust Holdings, Inc.	3	89
Sumitomo Realty & Development Co. Ltd.	2	69
Suntory Beverage & Food Ltd.	1	43
Suzuki Motor Corp.	3	95
Sysmex Corp.	1	98
T&D Holdings, Inc.	4	48
Taisei Corp.	2	48
Takeda Pharmaceutical Co. Ltd.	12	349
TDK Corp.	3	98
Terumo Corp.	5	174
TIS, Inc.	2	51
Tobu Railway Co. Ltd.	1	33
Toho Co. Ltd.	1	36
Tokio Marine Holdings, Inc.	46	2,675
Tokyo Electric Power Co. Holdings, Inc. *	12	47
Tokyo Electron Ltd.	21	7,366
Tokyo Gas Co. Ltd.	3	61
Tokyu Corp.	4	50
TOPPAN, Inc.	2	36
Toray Industries, Inc.	11	60
Toshiba Corp.	3	126
Tosoh Corp.	2	27
TOTO Ltd.	1	37
Toyota Industries Corp.	1	73
Toyota Motor Corp.	85	1,373
Toyota Tsusho Corp.	2	58
Trend Micro, Inc.	1	64
Unicharm Corp.	3	109
USS Co. Ltd.	2	31
Welcia Holdings Co. Ltd.	1	16
West Japan Railway Co.	2	62
Yakult Honsha Co. Ltd.	1	61
Yamaha Corp.	1	51
Yamaha Motor Co. Ltd.	2	46
Yamato Holdings Co. Ltd.	2	40
Yaskawa Electric Corp.	2	63
Yokogawa Electric Corp.	2	32
Z Holdings Corp.	21	74
ZOZO, Inc.	1	19
		93,235
Jordan — 0.0% ^
Hikma Pharmaceuticals plc	1	29

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Luxembourg — 0.0% ^
ArcelorMittal SA	5	120
Eurofins Scientific SE	1	84
		204
Macau — 0.0% ^
Galaxy Entertainment Group Ltd.	18	107
Sands China Ltd. *	348	817
		924
Mexico — 0.3%
Grupo Aeroportuario del Pacifico SAB de CV, Class B (a)	162	2,190
Grupo Aeroportuario del Sureste SAB de CV, ADR	10	1,952
Grupo Financiero Banorte SAB de CV, Class O	647	3,686
Wal-Mart de Mexico SAB de CV	781	2,840
		10,668
Netherlands — 0.8%
ABN AMRO Bank NV, CVA (b)	3	34
Adyen NV * (b)	—	311
Aegon NV	14	62
Akzo Nobel NV	2	100
Argenx SE *	—	101
Argenx SE *	—	41
ASM International NV	—	115
ASML Holding NV	33	18,711
Euronext NV (b)	1	55
EXOR NV	1	60
Heineken Holding NV	1	65
Heineken NV	2	204
IMCD NV	1	72
ING Groep NV	31	303
JDE Peet's NV	1	23
Koninklijke Ahold Delhaize NV	8	230
Koninklijke DSM NV	1	223
Koninklijke KPN NV	27	88
Koninklijke Philips NV	7	146
NN Group NV	2	107
OCI NV	1	29
Randstad NV	1	48
Shell plc	389	10,380
Universal Music Group NV	6	130
Wolters Kluwer NV	2	228
		31,866
New Zealand — 0.0% ^
Auckland International Airport Ltd. *	10	46
Fisher & Paykel Healthcare Corp. Ltd.	5	61
Mercury NZ Ltd.	5	21
Meridian Energy Ltd.	10	32

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
New Zealand — continued
Spark New Zealand Ltd.	15	48
Xero Ltd. *	1	71
		279
Norway — 0.0% ^
Aker BP ASA (a)	2	87
DNB Bank ASA	7	147
Equinor ASA	8	299
Gjensidige Forsikring ASA	2	33
Kongsberg Gruppen ASA	1	26
Mowi ASA	3	80
Norsk Hydro ASA	11	72
Orkla ASA	6	51
Salmar ASA	—	34
Telenor ASA	6	67
		896
Panama — 0.0% ^
Copa Holdings SA, Class A *	3	233
Peru — 0.1%
Credicorp Ltd.	15	1,902
Poland — 0.1%
Dino Polska SA * (b)	25	1,941
Portugal — 0.0% ^
EDP - Energias de Portugal SA	22	112
Galp Energia SGPS SA *	4	42
Jeronimo Martins SGPS SA	2	52
		206
Puerto Rico — 0.0% ^
Popular, Inc.	4	279
Qatar — 0.1%
Qatar National Bank QPSC	335	1,854
Russia — 0.0% ^
Severstal PAO, GDR ‡ (b)	58	19
TCS Group Holding plc, GDR ‡ * (b)	17	12
		31
Saudi Arabia — 0.0% ^
Saudi National Bank (The)	90	1,691
Singapore — 0.2%
Ascendas, REIT	27	57
CapitaLand Integrated Commercial Trust, REIT	42	67
Capitaland Investment Ltd.	21	59
City Developments Ltd.	3	19
DBS Group Holdings Ltd.	251	5,739
Genting Singapore Ltd.	47	28

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Singapore — continued
Grab Holdings Ltd., Class A *	9	25
Keppel Corp. Ltd.	12	58
Mapletree Commercial Trust, REIT	19	25
Mapletree Logistics Trust, REIT	26	33
Oversea-Chinese Banking Corp. Ltd.	27	229
Singapore Airlines Ltd. *	11	42
Singapore Exchange Ltd.	7	49
Singapore Technologies Engineering Ltd.	12	36
Singapore Telecommunications Ltd.	66	125
STMicroelectronics NV	5	205
United Overseas Bank Ltd.	9	188
UOL Group Ltd.	4	19
Venture Corp. Ltd.	2	29
		7,032
South Africa — 0.4%
Anglo American plc	120	4,332
Bid Corp. Ltd.	82	1,507
Capitec Bank Holdings Ltd.	13	1,550
Clicks Group Ltd.	107	1,798
FirstRand Ltd.	720	2,849
Sanlam Ltd.	434	1,426
Vodacom Group Ltd.	128	1,066
		14,528
South Korea — 1.1%
Delivery Hero SE * (b)	43	2,074
JYP Entertainment Corp.	32	1,375
KB Financial Group, Inc.	61	2,263
Kia Corp.	38	2,411
KIWOOM Securities Co. Ltd.	12	785
LG Chem Ltd.	9	4,053
LG H&H Co. Ltd.	2	999
NAVER Corp.	9	1,736
NCSoft Corp.	2	712
Samsung Electronics Co. Ltd.	436	20,626
SK Hynix, Inc.	53	4,048
S-Oil Corp.	19	1,357
		42,439
Spain — 0.2%
Acciona SA	—	41
ACS Actividades de Construccion y Servicios SA	2	45
Aena SME SA * (b)	1	75
Amadeus IT Group SA *	4	208
Banco Bilbao Vizcaya Argentaria SA	53	241
Banco Santander SA (a)	138	346
CaixaBank SA	35	106
Cellnex Telecom SA (b)	4	194

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Spain — continued
EDP Renovaveis SA	2	59
Enagas SA	2	39
Endesa SA	3	46
Ferrovial SA	4	104
Grifols SA *	2	35
Iberdrola SA *	459	4,904
Industria de Diseno Textil SA	9	210
Naturgy Energy Group SA	1	34
Red Electrica Corp. SA	3	67
Repsol SA *	12	144
Siemens Gamesa Renewable Energy SA *	2	35
Telefonica SA *	43	191
		7,124
Sweden — 0.5%
Alfa Laval AB	2	74
Assa Abloy AB, Class B	8	189
Atlas Copco AB, Class A	304	3,550
Atlas Copco AB, Class B	12	128
Boliden AB *	2	73
Electrolux AB, Class B	2	26
Embracer Group AB * (a)	5	39
Epiroc AB, Class A	5	93
Epiroc AB, Class B	3	49
EQT AB	2	64
Essity AB, Class B	5	124
Evolution AB (b)	1	142
Fastighets AB Balder, Class B *	5	32
Getinge AB, Class B	2	41
H & M Hennes & Mauritz AB, Class B (a)	6	74
Hexagon AB, Class B	16	183
Holmen AB, Class B	1	31
Husqvarna AB, Class B	3	26
Industrivarden AB, Class A	1	27
Industrivarden AB, Class C	1	33
Indutrade AB	2	51
Investment AB Latour, Class B (a)	1	29
Investor AB, Class A	4	82
Investor AB, Class B	15	271
Kinnevik AB, Class B *	2	34
L E Lundbergforetagen AB, Class B	1	29
Lifco AB, Class B	2	36
Nibe Industrier AB, Class B	12	122
Sagax AB, Class B	2	39
Sandvik AB	8	157
Securitas AB, Class B (a)	2	25
Skandinaviska Enskilda Banken AB, Class A	13	141
Skanska AB, Class B	3	46

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Sweden — continued
SKF AB, Class B	3	51
Svenska Cellulosa AB SCA, Class B	5	70
Svenska Handelsbanken AB, Class A	12	105
Swedbank AB, Class A	7	100
Swedish Match AB	13	132
Swedish Orphan Biovitrum AB *	1	30
Tele2 AB, Class B	5	52
Telefonaktiebolaget LM Ericsson, Class B	23	177
Telia Co. AB	21	78
Volvo AB, Class A	2	29
Volvo AB, Class B	715	12,846
Volvo Car AB, Class B * (a)	5	35
		19,765
Switzerland — 0.7%
ABB Ltd. (Registered)	13	395
Adecco Group AG (Registered) *	1	45
Alcon, Inc.	4	314
Bachem Holding AG (Registered), Class B	—	17
Baloise Holding AG (Registered)	—	58
Barry Callebaut AG (Registered)	—	64
Chocoladefabriken Lindt & Spruengli AG	—	88
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	115
Cie Financiere Richemont SA (Registered)	4	502
Clariant AG (Registered) *	2	32
Credit Suisse Group AG (Registered) *	21	122
EMS-Chemie Holding AG (Registered)	—	44
Geberit AG (Registered)	—	150
Givaudan SA (Registered)	—	259
Holcim AG *	5	206
Julius Baer Group Ltd. *	2	91
Kuehne + Nagel International AG (Registered)	1	117
Logitech International SA (Registered) * (a)	1	77
Lonza Group AG (Registered)	7	4,081
Nestle SA (Registered)	102	12,500
Novartis AG (Registered)	18	1,502
Partners Group Holding AG	—	197
Schindler Holding AG	—	63
Schindler Holding AG (Registered)	—	36
SGS SA (Registered)	1	3,265
Sika AG (Registered)	1	287
Sonova Holding AG (Registered)	1	154
Straumann Holding AG (Registered)	1	120
Swatch Group AG (The)	—	61
Swatch Group AG (The) (Registered)	1	21
Swiss Life Holding AG (Registered)	—	132
Swiss Prime Site AG (Registered) *	1	56
Swisscom AG (Registered)	—	111

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Switzerland — continued
Temenos AG (Registered)	1	40
UBS Group AG (Registered)	28	459
VAT Group AG * (b)	—	62
Vifor Pharma AG *	—	67
Wizz Air Holdings plc * (b)	24	644
Zurich Insurance Group AG	1	524
		27,078
Taiwan — 1.5%
Accton Technology Corp.	164	1,369
Advantech Co. Ltd.	121	1,395
ASPEED Technology, Inc.	19	1,226
Chailease Holding Co. Ltd.	205	1,454
Eclat Textile Co. Ltd.	88	1,203
Global Unichip Corp.	80	1,361
Largan Precision Co. Ltd.	17	1,193
Novatek Microelectronics Corp.	108	962
Realtek Semiconductor Corp. *	110	1,265
Sea Ltd., ADR *	12	930
Taiwan Semiconductor Manufacturing Co. Ltd.	988	16,944
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	310	27,440
		56,742
Tanzania, United Republic of — 0.0% ^
AngloGold Ashanti Ltd.	36	538
Thailand — 0.1%
PTT Exploration & Production PCL	353	1,589
SCB X PCL	393	1,083
Thai Oil PCL	1,347	1,904
		4,576
United Arab Emirates — 0.0% ^
NMC Health plc ‡ *	3	—
United Kingdom — 1.5%
3i Group plc	8	121
abrdn plc	17	35
Admiral Group plc	2	36
Ashtead Group plc	4	200
Associated British Foods plc	3	58
AstraZeneca plc	12	1,627
Auto Trader Group plc (b)	7	58
AVEVA Group plc	1	28
Aviva plc	23	110
BAE Systems plc *	25	236
Barclays plc	134	256
Barratt Developments plc	8	50
Berkeley Group Holdings plc *	1	46
BP plc	2,093	10,245

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
British American Tobacco plc	17	681
British Land Co. plc (The), REIT	7	42
BT Group plc	55	109
Bunzl plc	3	101
Burberry Group plc	3	70
CK Hutchison Holdings Ltd.	21	142
CNH Industrial NV	8	105
Coca-Cola Europacific Partners plc	2	88
Compass Group plc	14	334
Croda International plc	1	102
DCC plc	1	51
Diageo plc	438	20,743
Entain plc *	5	68
Experian plc	7	258
Haleon plc *	41	144
Halma plc	3	85
Hargreaves Lansdown plc	3	29
HSBC Holdings plc	162	1,012
Imperial Brands plc	7	162
Informa plc *	12	87
InterContinental Hotels Group plc	1	86
Intertek Group plc	1	68
J Sainsbury plc	14	37
JD Sports Fashion plc	20	32
Johnson Matthey plc	1	40
Just Eat Takeaway.com NV * (b)	1	26
Kingfisher plc	16	52
Land Securities Group plc, REIT	6	50
Legal & General Group plc	48	152
Linde plc	18	5,430
Lloyds Banking Group plc	566	314
London Stock Exchange Group plc	3	254
M&G plc	21	54
Melrose Industries plc	35	68
National Grid plc	29	400
NatWest Group plc	45	136
Next plc	1	88
Ocado Group plc *	5	47
Pearson plc	5	50
Persimmon plc	105	2,415
Phoenix Group Holdings plc	6	47
Prudential plc	185	2,279
Reckitt Benckiser Group plc	6	463
RELX plc	15	455
RELX plc	182	5,393
Rentokil Initial plc	15	98
Rolls-Royce Holdings plc *	67	73

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
Sage Group plc (The)	8	70
Schroders plc	1	36
Segro plc, REIT	10	128
Severn Trent plc	2	72
Smith & Nephew plc	7	90
Smiths Group plc	3	59
Spirax-Sarco Engineering plc	1	85
SSE plc	8	184
St. James's Place plc	4	64
Standard Chartered plc	21	143
Taylor Wimpey plc	29	45
Tesco plc	61	195
Unilever plc	20	995
United Utilities Group plc	5	72
Vodafone Group plc	216	318
Whitbread plc	2	51
WPP plc	9	100
		58,833
United States — 40.8%
3M Co.	4	584
AbbVie, Inc.	210	30,154
Activision Blizzard, Inc.	8	608
Acuity Brands, Inc.	1	176
ADT, Inc.	18	131
Advance Auto Parts, Inc.	2	299
Advanced Micro Devices, Inc. *	48	4,579
AGCO Corp.	2	234
AGNC Investment Corp., REIT	20	246
Airbnb, Inc., Class A *	8	844
Akamai Technologies, Inc. *	3	245
Albertsons Cos., Inc., Class A	44	1,176
Alcoa Corp.	23	1,181
Alleghany Corp. *	2	1,614
Allison Transmission Holdings, Inc.	4	172
Allstate Corp. (The)	15	1,801
Ally Financial, Inc.	8	255
Alnylam Pharmaceuticals, Inc. *	16	2,252
Alphabet, Inc., Class A *	19	2,182
Alphabet, Inc., Class C *	180	21,009
Altria Group, Inc.	14	608
Amazon.com, Inc. *	531	71,630
Amcor plc	18	235
Amdocs Ltd.	4	325
AMERCO	—	105
Ameren Corp.	27	2,542
American Electric Power Co., Inc.	12	1,227
American Express Co.	114	17,490

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
American Homes 4 Rent, Class A, REIT	42	1,595
American International Group, Inc.	23	1,186
AmerisourceBergen Corp.	17	2,466
AMETEK, Inc.	33	4,059
Amgen, Inc.	3	819
Amphenol Corp., Class A	5	390
Analog Devices, Inc.	102	17,613
Annaly Capital Management, Inc., REIT	47	322
Antero Midstream Corp.	25	249
Apple Hospitality REIT, Inc., REIT	48	808
Apple, Inc.	269	43,642
Applied Materials, Inc.	8	826
Archer-Daniels-Midland Co.	6	525
Arista Networks, Inc. *	27	3,130
Arrow Electronics, Inc. *	2	288
Arthur J Gallagher & Co.	67	12,035
Assured Guaranty Ltd.	5	268
AT&T, Inc.	46	862
AutoNation, Inc. *	2	270
AutoZone, Inc. *	2	3,302
Avangrid, Inc.	3	146
Avnet, Inc.	6	281
Axalta Coating Systems Ltd. *	28	708
Axis Capital Holdings Ltd.	2	107
Azenta, Inc.	2	150
Baker Hughes Co.	372	9,569
Bank of America Corp.	917	30,991
Bank of New York Mellon Corp. (The)	10	428
Bank OZK	2	99
Bath & Body Works, Inc.	25	880
Baxter International, Inc.	2	130
Becton Dickinson and Co.	2	525
BellRing Brands, Inc. *	32	785
Berkshire Hathaway, Inc., Class B *	23	7,010
Berry Global Group, Inc. *	3	165
Best Buy Co., Inc.	23	1,783
Biogen, Inc. *	1	195
BioMarin Pharmaceutical, Inc. *	9	792
BJ's Wholesale Club Holdings, Inc. *	30	2,011
Black Knight, Inc. *	2	153
BlackRock, Inc.	24	15,896
Blackstone, Inc.	55	5,664
Boeing Co. (The) *	5	812
BOK Financial Corp.	2	163
Booking Holdings, Inc. *	8	15,058
BorgWarner, Inc.	8	306
Boston Scientific Corp. *	457	18,744

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Boyd Gaming Corp.	3	177
Bright Horizons Family Solutions, Inc. *	24	2,208
Bristol-Myers Squibb Co.	462	34,076
Brixmor Property Group, Inc., REIT	78	1,797
Broadcom, Inc.	3	1,469
Brunswick Corp.	2	170
Bumble, Inc., Class A *	103	3,924
Bunge Ltd.	8	703
Burlington Stores, Inc. *	20	2,807
CACI International, Inc., Class A *	1	294
Campbell Soup Co.	6	315
Capital One Financial Corp.	37	4,025
Capri Holdings Ltd. *	3	170
Cardinal Health, Inc.	32	1,924
Carlisle Cos., Inc.	5	1,552
CarMax, Inc. *	24	2,363
Carrier Global Corp.	35	1,431
Carter's, Inc.	3	242
Catalent, Inc. *	32	3,644
Caterpillar, Inc.	4	772
CBRE Group, Inc., Class A *	19	1,613
CDW Corp.	2	367
Centene Corp. *	96	8,964
CenterPoint Energy, Inc.	49	1,546
Change Healthcare, Inc. *	9	213
Charles Schwab Corp. (The)	100	6,912
Charter Communications, Inc., Class A *	25	10,981
Chemours Co. (The)	22	793
Cheniere Energy, Inc.	20	3,023
Chevron Corp.	125	20,485
Chord Energy Corp.	—	58
Chubb Ltd.	10	1,841
Cigna Corp.	15	4,261
Cirrus Logic, Inc. *	2	184
Cisco Systems, Inc.	82	3,735
Citigroup, Inc.	46	2,407
Citizens Financial Group, Inc.	71	2,697
Citrix Systems, Inc.	2	232
Claire's Stores, Inc. ‡ *	—	86
CNA Financial Corp.	17	703
Coca-Cola Co. (The)	50	3,221
Cognizant Technology Solutions Corp., Class A	7	457
Columbia Sportswear Co.	15	1,097
Comcast Corp., Class A	164	6,150
Comerica, Inc.	4	302
CommScope Holding Co., Inc. *	57	513
Conagra Brands, Inc.	10	354

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Concentrix Corp.	1	117
Confluent, Inc., Class A * (a)	90	2,278
ConocoPhillips	155	15,140
Consolidated Edison, Inc.	4	401
Constellation Brands, Inc., Class A	27	6,636
Cooper Cos., Inc. (The)	10	3,415
Copart, Inc. *	38	4,806
Corning, Inc.	12	438
Coterra Energy, Inc.	77	2,344
Cousins Properties, Inc., REIT	2	73
Crane Holdings Co.	3	292
Crowdstrike Holdings, Inc., Class A *	13	2,412
Cummins, Inc.	2	383
CVS Health Corp.	41	3,916
CyberArk Software Ltd. *	—	41
Darden Restaurants, Inc.	3	342
Deere & Co.	34	11,745
Dell Technologies, Inc., Class C	3	157
Delta Air Lines, Inc. *	114	3,618
Dexcom, Inc. *	30	2,462
Diamondback Energy, Inc.	39	4,959
Dick's Sporting Goods, Inc. (a)	22	2,076
DISH Network Corp., Class A *	39	670
Dolby Laboratories, Inc., Class A	4	285
Dollar General Corp.	8	1,946
Dover Corp.	18	2,433
Dow, Inc.	21	1,107
DR Horton, Inc.	14	1,064
DT Midstream, Inc.	2	101
Duke Energy Corp.	7	767
Dun & Bradstreet Holdings, Inc. *	10	151
DuPont de Nemours, Inc.	21	1,262
DXC Technology Co. *	9	274
Eastman Chemical Co.	66	6,344
Eaton Corp. plc	99	14,704
eBay, Inc.	9	433
Edison International	19	1,265
Elevance Health, Inc.	2	929
Emerson Electric Co.	6	497
Encompass Health Corp.	2	100
Energizer Holdings, Inc.	36	1,063
Enhabit, Inc. *	1	17
Entegris, Inc.	32	3,552
Entergy Corp.	11	1,316
EOG Resources, Inc.	51	5,670
EP Energy Corp. *	5	39
EPAM Systems, Inc. *	4	1,509

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
EPR Properties, REIT	3	159
Equifax, Inc.	11	2,266
Equity LifeStyle Properties, Inc., REIT	49	3,588
Equity Residential, REIT	4	277
Estee Lauder Cos., Inc. (The), Class A	12	3,354
Everest Re Group Ltd.	1	182
Evergy, Inc.	3	226
Exact Sciences Corp. *	29	1,288
Exelixis, Inc. *	95	1,978
Exelon Corp.	53	2,445
Exxon Mobil Corp.	72	6,984
F5, Inc. *	1	208
Federal Realty OP LP, REIT	11	1,200
FedEx Corp.	12	2,824
Ferguson plc	31	3,920
Fidelity National Financial, Inc.	5	185
Fidelity National Information Services, Inc.	35	3,596
Fifth Third Bancorp	22	752
First American Financial Corp.	5	292
First Hawaiian, Inc.	7	171
First Horizon Corp.	14	312
First Republic Bank	22	3,634
FirstEnergy Corp.	6	254
FleetCor Technologies, Inc. *	6	1,216
Flowers Foods, Inc.	9	267
FMC Corp.	14	1,593
FNB Corp.	24	283
Ford Motor Co.	43	639
Fortune Brands Home & Security, Inc.	16	1,142
Fox Corp., Class A	8	276
Franklin Resources, Inc.	12	321
Freeport-McMoRan, Inc.	118	3,727
Gaming and Leisure Properties, Inc., REIT	3	180
Gap, Inc. (The)	68	652
Garmin Ltd.	21	2,097
Generac Holdings, Inc. *	10	2,803
General Dynamics Corp.	9	2,104
General Mills, Inc.	7	497
General Motors Co. *	13	471
Gentex Corp.	10	273
Genuine Parts Co.	3	403
Gilead Sciences, Inc.	9	557
Global Payments, Inc.	25	3,012
Globant SA *	13	2,605
Goodman Networks, Inc. ‡ *	2	—
Grand Canyon Education, Inc. *	1	65
GSK plc	32	682

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
H&R Block, Inc.	6	226
Hanesbrands, Inc.	25	275
Harley-Davidson, Inc.	8	314
Hartford Financial Services Group, Inc. (The)	56	3,586
Hasbro, Inc.	4	289
Hawaiian Electric Industries, Inc.	5	201
HCA Healthcare, Inc.	9	1,855
Hess Corp.	41	4,589
Hewlett Packard Enterprise Co.	25	357
Highwoods Properties, Inc., REIT	4	160
Hilton Worldwide Holdings, Inc.	31	3,912
Home Depot, Inc. (The)	14	4,122
Honeywell International, Inc.	18	3,490
Horizon Therapeutics plc *	49	4,089
HP, Inc.	13	450
Hubbell, Inc.	1	317
HubSpot, Inc. *	7	2,087
Humana, Inc.	8	3,971
Huntington Ingalls Industries, Inc.	1	194
Huntsman Corp.	7	204
Ingersoll Rand, Inc.	358	17,848
Ingredion, Inc.	2	151
Insulet Corp. *	10	2,443
Intel Corp.	31	1,131
InterActiveCorp. *	12	828
Intercontinental Exchange, Inc.	9	918
International Business Machines Corp.	20	2,575
International Paper Co.	8	328
Interpublic Group of Cos., Inc. (The)	11	323
Intuit, Inc.	40	18,316
Intuitive Surgical, Inc. *	40	9,283
Invesco Ltd.	55	983
IPG Photonics Corp. *	1	137
Iron Mountain, Inc., REIT	4	200
ITT, Inc.	14	1,020
J M Smucker Co. (The)	3	336
Jabil, Inc.	5	294
James Hardie Industries plc, CHDI	4	89
Jazz Pharmaceuticals plc *	21	3,354
JBG SMITH Properties, REIT	36	908
Jefferies Financial Group, Inc.	10	320
Johnson & Johnson	30	5,315
Johnson Controls International plc	8	410
Jones Lang LaSalle, Inc. *	1	206
Juniper Networks, Inc.	8	238
KB Home	11	359
Kellogg Co.	3	238

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Keurig Dr Pepper, Inc.	58	2,236
KeyCorp	18	328
Keysight Technologies, Inc. *	18	2,878
Kilroy Realty Corp., REIT	3	137
Kimco Realty Corp., REIT	110	2,442
Kinder Morgan, Inc.	136	2,447
Kite Realty Group Trust, REIT	28	565
KLA Corp.	2	634
Knight-Swift Transportation Holdings, Inc.	6	345
Kohl's Corp.	29	846
Kontoor Brands, Inc.	11	406
Kraft Heinz Co. (The)	64	2,349
Kroger Co. (The)	7	349
L3Harris Technologies, Inc.	2	459
Laboratory Corp. of America Holdings	7	1,723
Lam Research Corp.	7	3,675
Lamar Advertising Co., Class A, REIT	10	1,032
Lamb Weston Holdings, Inc.	32	2,586
Lear Corp.	2	310
Leggett & Platt, Inc.	7	282
Leidos Holdings, Inc.	26	2,752
Lennar Corp., Class A	5	410
Liberty Broadband Corp., Class C *	14	1,510
Liberty Media Corp.-Liberty SiriusXM, Class C *	40	1,613
Lincoln National Corp.	6	299
Lithia Motors, Inc.	1	267
LKQ Corp.	6	352
Loews Corp.	66	3,817
Louisiana-Pacific Corp.	4	225
Lowe's Cos., Inc.	10	1,924
Lumen Technologies, Inc.	23	253
LyondellBasell Industries NV, Class A	4	351
M&T Bank Corp.	24	4,251
Macy's, Inc.	12	218
ManpowerGroup, Inc.	3	256
Marathon Oil Corp.	4	98
Marathon Petroleum Corp.	13	1,166
Marriott International, Inc., Class A	109	17,321
Marsh & McLennan Cos., Inc.	6	996
Martin Marietta Materials, Inc.	7	2,512
Marvell Technology, Inc.	8	431
Mastercard, Inc., Class A	84	29,645
McDonald's Corp.	101	26,673
McKesson Corp.	12	3,965
MDU Resources Group, Inc.	5	138
Medical Properties Trust, Inc., REIT	13	224
Medtronic plc	39	3,608

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Merck & Co., Inc.	33	2,909
Meta Platforms, Inc., Class A *	153	24,416
MetLife, Inc.	8	512
Mettler-Toledo International, Inc. *	2	2,805
MGIC Investment Corp.	14	193
Microchip Technology, Inc.	6	440
Micron Technology, Inc.	11	665
Microsoft Corp.	308	86,406
Mid-America Apartment Communities, Inc., REIT	8	1,522
Middleby Corp. (The) *	6	929
MKS Instruments, Inc.	1	165
Mohawk Industries, Inc. *	14	1,797
Molson Coors Beverage Co., Class B	6	342
MongoDB, Inc. *	7	2,204
Moran Foods Backstop Equity ‡ *	24	16
Morgan Stanley	28	2,396
MSC Industrial Direct Co., Inc., Class A	3	236
Murphy USA, Inc.	5	1,528
MYT Holding Co. ‡ *	23	29
Natera, Inc. *	31	1,480
National Fuel Gas Co.	2	173
National Instruments Corp.	4	156
National Retail Properties, Inc., REIT	4	184
National Vision Holdings, Inc. *	32	924
NCR Corp. *	5	175
NetApp, Inc.	5	335
Netflix, Inc. *	3	742
New Residential Investment Corp., REIT	25	274
New York Community Bancorp, Inc. (a)	29	311
Newell Brands, Inc.	90	1,812
News Corp., Class A	15	253
Nexstar Media Group, Inc., Class A	6	1,225
NextEra Energy, Inc.	228	19,289
Nielsen Holdings plc	12	292
NIKE, Inc., Class B	21	2,358
NMG, Inc. *	1	190
Norfolk Southern Corp.	36	8,982
Northern Trust Corp.	16	1,549
Northrop Grumman Corp.	4	2,043
NortonLifeLock, Inc.	11	263
NRG Energy, Inc.	7	264
Nucor Corp.	4	495
nVent Electric plc	8	283
NVIDIA Corp.	35	6,332
OGE Energy Corp.	4	177
Old Dominion Freight Line, Inc.	6	1,881
Old Republic International Corp.	13	292

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Omega Healthcare Investors, Inc., REIT	6	176
Omnicom Group, Inc.	5	337
ON Semiconductor Corp. *	7	447
OneMain Holdings, Inc.	7	255
ONEOK, Inc.	4	264
Oracle Corp.	12	974
Organon & Co.	17	537
Oshkosh Corp.	2	215
Owens Corning	3	308
PACCAR, Inc.	4	366
Packaging Corp. of America	16	2,184
PacWest Bancorp	7	186
Palo Alto Networks, Inc. *	10	5,176
Paramount Global, Class B	12	288
Parker-Hannifin Corp.	12	3,553
Penske Automotive Group, Inc.	2	261
Pentair plc	5	225
PerkinElmer, Inc.	2	237
Perrigo Co. plc	2	67
Pfizer, Inc.	37	1,881
PG&E Corp. *	92	994
Philip Morris International, Inc.	20	1,902
Phillips 66	40	3,545
Pinnacle West Capital Corp.	4	294
PNC Financial Services Group, Inc. (The)	17	2,754
Polaris, Inc.	3	308
Post Holdings, Inc. *	27	2,346
PPL Corp.	13	381
Premier, Inc., Class A	6	218
Principal Financial Group, Inc.	5	348
Procter & Gamble Co. (The)	16	2,173
Progressive Corp. (The)	246	28,266
Prologis, Inc., REIT	84	11,192
Prosperity Bancshares, Inc.	1	100
Prudential Financial, Inc.	5	476
PTC, Inc. *	2	226
Public Storage, REIT	3	1,034
PulteGroup, Inc.	7	316
PVH Corp.	4	256
QIAGEN NV *	2	92
Qorvo, Inc. *	2	235
QUALCOMM, Inc.	47	6,892
Quanta Services, Inc.	56	7,776
Quest Diagnostics, Inc.	3	351
QuidelOrtho Corp. *	2	156
Ralph Lauren Corp.	15	1,437
Rayonier, Inc., REIT	43	1,634

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Raytheon Technologies Corp.	85	7,887
Regency Centers Corp., REIT	3	184
Regeneron Pharmaceuticals, Inc. *	37	21,494
Regions Financial Corp.	54	1,148
Reinsurance Group of America, Inc.	1	170
Reliance Steel & Aluminum Co.	2	320
Robert Half International, Inc.	1	82
Roche Holding AG	25	8,194
Roche Holding AG (a)	—	87
Rockwell Automation, Inc.	5	1,174
Roper Technologies, Inc.	1	403
Ross Stores, Inc.	153	12,429
Royal Caribbean Cruises Ltd. *	66	2,541
Royalty Pharma plc, Class A	79	3,433
Ryder System, Inc.	3	271
S&P Global, Inc.	28	10,370
Salesforce, Inc. *	5	958
Schneider Electric SE	29	3,967
Schneider National, Inc., Class B	5	135
Science Applications International Corp.	3	296
Seagate Technology Holdings plc	92	7,339
Service Corp. International	4	335
ServiceNow, Inc. *	9	3,876
Silgan Holdings, Inc.	5	214
Simon Property Group, Inc., REIT	3	328
Sinch AB * (a) (b)	4	11
Skyworks Solutions, Inc.	3	371
SL Green Realty Corp., REIT	4	206
Snap, Inc., Class A *	207	2,049
Snap-on, Inc.	1	333
SolarEdge Technologies, Inc. *	14	5,108
Southern Co. (The)	6	451
Southwest Airlines Co. *	148	5,638
SS&C Technologies Holdings, Inc.	5	319
Stanley Black & Decker, Inc.	2	211
Starwood Property Trust, Inc., REIT	10	238
State Street Corp.	5	347
Stellantis NV	345	4,953
Sun Communities, Inc., REIT	45	7,448
SVB Financial Group *	5	2,059
Swiss Re AG	2	181
Synchrony Financial	11	361
Synopsys, Inc. *	12	4,552
Synovus Financial Corp.	6	245
Sysco Corp.	16	1,383
T. Rowe Price Group, Inc.	12	1,456
Take-Two Interactive Software, Inc. *	14	1,847

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Tapestry, Inc.	58	1,937
Target Corp.	4	577
TD SYNNEX Corp.	19	1,958
Tenaris SA	4	52
Teradata Corp. *	5	200
Teradyne, Inc.	24	2,404
Tesla, Inc. *	30	27,006
Texas Instruments, Inc. (c)	21	3,757
Texas Roadhouse, Inc.	13	1,134
Textron, Inc.	16	1,037
Thermo Fisher Scientific, Inc.	7	4,125
Thor Industries, Inc.	4	314
Timken Co. (The)	15	960
T-Mobile US, Inc. *	93	13,272
Toll Brothers, Inc.	6	287
Trade Desk, Inc. (The), Class A *	32	1,446
Trane Technologies plc	140	20,542
Travel + Leisure Co. *	6	248
Travelers Cos., Inc. (The)	34	5,393
Truist Financial Corp.	316	15,942
Tyson Foods, Inc., Class A	5	407
Uber Technologies, Inc. *	295	6,921
UDR, Inc., REIT	12	595
UGI Corp.	7	305
Umpqua Holdings Corp.	9	159
Union Pacific Corp.	3	760
United States Steel Corp.	7	164
United Therapeutics Corp. *	1	262
UnitedHealth Group, Inc. (c)	69	37,292
Universal Display Corp.	1	137
Universal Health Services, Inc., Class B	2	215
Unum Group	8	263
US Bancorp	80	3,788
US Foods Holding Corp. *	52	1,628
Valero Energy Corp.	2	199
Ventas, Inc., REIT	21	1,138
Verizon Communications, Inc. (c)	70	3,230
Vertex Pharmaceuticals, Inc. *	10	2,946
Vertiv Holdings Co.	9	103
VICI Properties, Inc., REIT	8	273
Victoria's Secret & Co. *	6	230
Vornado Realty Trust, REIT	3	98
Vulcan Materials Co.	4	603
Walgreens Boots Alliance, Inc.	10	405
Walmart, Inc.	34	4,433
Walt Disney Co. (The) *	6	595
Wells Fargo & Co.	485	21,261

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Welltower, Inc., REIT	12	1,040
Wendy's Co. (The)	13	273
Western Digital Corp. *	15	718
Western Union Co. (The)	9	158
Westrock Co.	36	1,528
Weyerhaeuser Co., REIT	102	3,722
Whirlpool Corp.	2	315
Williams Cos., Inc. (The)	69	2,361
Williams-Sonoma, Inc.	2	327
Wolfspeed, Inc. * (a)	24	2,015
WP Carey, Inc., REIT	2	217
Wyndham Hotels & Resorts, Inc.	1	40
Xcel Energy, Inc.	37	2,688
Zebra Technologies Corp., Class A *	6	2,161
Zimmer Biomet Holdings, Inc.	204	22,505
Zions Bancorp NA	4	214
Zoom Video Communications, Inc., Class A *	38	3,904
Zscaler, Inc. *	11	1,632
		1,575,524
Total Common Stocks (Cost $2,131,180)		2,485,550
	PRINCIPAL AMOUNT ($000)
Foreign Government Securities — 17.1%
Australia — 0.2%
Commonwealth of Australia
2.75%, 4/21/2024 (b)	AUD 1,785	1,253
3.25%, 4/21/2025 (b)	AUD 3,441	2,441
0.50%, 9/21/2026 (b)	AUD 1,370	873
2.75%, 11/21/2029 (b)	AUD 2,795	1,926
2.75%, 6/21/2035 (b)	AUD 1,676	1,115
2.75%, 5/21/2041 (b)	AUD 720	455
3.00%, 3/21/2047 (b)	AUD 614	397
1.75%, 6/21/2051 (b)	AUD 710	344
		8,804
Belgium — 0.5%
Kingdom of Belgium
0.80%, 6/22/2027 (b)	EUR 3,755	3,850
0.90%, 6/22/2029 (b)	EUR 2,270	2,306
0.10%, 6/22/2030 (b)	EUR 2,727	2,573
1.00%, 6/22/2031 (b)	EUR 2,150	2,155
1.45%, 6/22/2037 (b)	EUR 1,620	1,581
1.90%, 6/22/2038 (b)	EUR 1,835	1,897
3.75%, 6/22/2045 (b)	EUR 705	946
1.60%, 6/22/2047 (b)	EUR 267	249

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Belgium — continued
1.70%, 6/22/2050 (b)	EUR 886	834
2.15%, 6/22/2066 (b)	EUR 942	987
		17,378
Canada — 0.7%
Canada Government Bond
2.50%, 6/1/2024	CAD 3,280	2,542
2.25%, 6/1/2025	CAD 1,570	1,207
1.00%, 6/1/2027	CAD 5,970	4,327
2.25%, 6/1/2029	CAD 1,340	1,025
0.50%, 12/1/2030	CAD 9,930	6,533
4.00%, 6/1/2041	CAD 300	274
2.75%, 12/1/2048	CAD 1,083	840
2.00%, 12/1/2051	CAD 3,264	2,153
2.75%, 12/1/2064	CAD 350	271
Province of Alberta 2.90%, 12/1/2028	CAD 410	315
Province of British Columbia
4.70%, 6/18/2037	CAD 880	767
2.95%, 6/18/2050	CAD 505	342
Province of Ontario
2.30%, 9/8/2024	CAD 3,210	2,463
0.01%, 11/25/2030 (b)	EUR 5,800	5,135
		28,194
China — 0.1%
Export-Import Bank of China (The) 0.75%, 5/28/2023 (b)	EUR 3,800	3,866
Denmark — 0.1%
Kingdom of Denmark
1.75%, 11/15/2025	DKK 2,373	338
0.50%, 11/15/2027	DKK 3,009	406
0.50%, 11/15/2029	DKK 10,080	1,332
4.50%, 11/15/2039	DKK 5,082	1,022
0.25%, 11/15/2052	DKK 2,400	235
		3,333
France — 1.0%
French Republic
0.75%, 5/25/2028 (b)	EUR 11,870	12,053
1.50%, 5/25/2031 (b)	EUR 3,615	3,803
1.25%, 5/25/2036 (b)	EUR 7,825	7,643
1.75%, 6/25/2039 (b)	EUR 3,348	3,454
3.25%, 5/25/2045 (b)	EUR 2,144	2,744
2.00%, 5/25/2048 (b)	EUR 312	323
1.50%, 5/25/2050 (b)	EUR 6,037	5,609
0.75%, 5/25/2053 (b)	EUR 1,089	800
1.75%, 5/25/2066 (b)	EUR 2,091	1,995
		38,424

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Germany — 0.4%
Bundesrepublik Deutschland
0.25%, 2/15/2029 (b)	EUR 2,380	2,383
4.00%, 1/4/2037 (b)	EUR 4,990	7,142
2.50%, 7/4/2044 (b)	EUR 2,325	3,053
1.25%, 8/15/2048 (b)	EUR 1,440	1,535
0.00%, 8/15/2050 (b)	EUR 2,666	2,036
		16,149
Hungary — 0.0% ^
Hungary Government Bond
0.13%, 9/21/2028 (d)	EUR 893	718
2.13%, 9/22/2031 (a) (d)	1,158	954
		1,672
Indonesia — 0.1%
Republic of Indonesia
2.15%, 7/18/2024 (b)	EUR 1,120	1,140
1.30%, 3/23/2034	EUR 902	683
		1,823
Italy — 2.5%
Buoni Poliennali del Tesoro
0.90%, 8/1/2022 (b)	EUR 11,150	11,396
0.05%, 1/15/2023 (b)	EUR 8,460	8,632
0.95%, 3/1/2023 (b)	EUR 2,161	2,213
2.45%, 10/1/2023 (b)	EUR 1,738	1,804
0.65%, 10/15/2023 (b)	EUR 2,220	2,258
0.00%, 1/15/2024 (b)	EUR 6,940	6,974
0.35%, 2/1/2025 (b)	EUR 5,251	5,206
1.85%, 7/1/2025 (b)	EUR 1,982	2,030
0.00%, 4/1/2026 (b)	EUR 17,190	16,349
0.25%, 3/15/2028 (b)	EUR 12,340	11,178
0.95%, 12/1/2031 (b)	EUR 7,181	6,148
1.65%, 3/1/2032 (b)	EUR 721	658
2.25%, 9/1/2036 (b)	EUR 2,982	2,721
0.95%, 3/1/2037 (b)	EUR 960	726
3.25%, 3/1/2038 (b)	EUR 5,563	5,649
1.80%, 3/1/2041 (b)	EUR 1,013	821
4.75%, 9/1/2044 (b)	EUR 122	152
1.50%, 4/30/2045 (b)	EUR 5,008	3,684
2.70%, 3/1/2047 (b)	EUR 207	190
3.45%, 3/1/2048 (b)	EUR 211	220
2.15%, 9/1/2052 (b)	EUR 926	727
2.80%, 3/1/2067 (b)	EUR 612	530
2.15%, 3/1/2072 (b)	EUR 280	207
Italian Republic Government Bond 2.38%, 10/17/2024	5,381	5,165
		95,638

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Japan — 8.0%
Japan Bank for International Cooperation 1.63%, 1/20/2027	974	914
Japan Finance Organization for Municipalities 3.25%, 4/24/2023 (d)	1,890	1,891
Japan Government Bond
0.10%, 12/20/2022	JPY4,349,000	32,644
0.01%, 6/1/2023	JPY4,005,500	30,073
0.80%, 9/20/2023	JPY1,154,500	8,750
0.10%, 9/20/2024	JPY1,835,600	13,822
0.50%, 9/20/2024	JPY1,799,350	13,664
0.10%, 12/20/2024	JPY 405,400	3,054
0.10%, 6/20/2026	JPY1,192,000	9,001
0.10%, 9/20/2026	JPY2,553,150	19,280
0.01%, 12/20/2026	JPY 587,050	4,414
0.10%, 9/20/2027	JPY3,039,500	22,927
0.10%, 6/20/2029	JPY 875,950	6,601
0.10%, 12/20/2029	JPY2,474,900	18,606
0.10%, 6/20/2030	JPY2,289,250	17,182
0.10%, 12/20/2031	JPY 436,100	3,256
0.20%, 6/20/2032	JPY 867,200	6,517
1.50%, 6/20/2034	JPY 642,250	5,461
1.40%, 9/20/2034	JPY1,790,100	15,072
0.70%, 3/20/2037	JPY 721,800	5,542
0.60%, 9/20/2037	JPY 457,300	3,447
0.30%, 12/20/2039	JPY2,351,700	16,438
0.40%, 6/20/2040	JPY2,576,950	18,213
1.50%, 3/20/2045	JPY 821,700	6,847
1.40%, 12/20/2045	JPY 145,750	1,187
0.80%, 12/20/2047	JPY 692,300	4,890
0.40%, 9/20/2049	JPY 42,550	265
0.40%, 12/20/2049	JPY1,149,350	7,155
0.40%, 3/20/2050	JPY1,020,550	6,355
0.90%, 3/20/2057	JPY 269,150	1,839
0.50%, 3/20/2060	JPY 462,050	2,716
		308,023
Netherlands — 0.2%
Kingdom of Netherlands
2.50%, 1/15/2033 (b)	EUR 2,310	2,673
4.00%, 1/15/2037 (b)	EUR 1,110	1,530
3.75%, 1/15/2042 (b)	EUR 917	1,319
2.75%, 1/15/2047 (b)	EUR 1,510	1,988
0.00%, 1/15/2052 (b)	EUR 520	355
		7,865
Peru — 0.0% ^
Republic of Peru 1.86%, 12/1/2032	487	387
Philippines — 0.0% ^
Republic of Philippines 0.25%, 4/28/2025	EUR 1,303	1,245

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Qatar — 0.0% ^
State of Qatar 3.88%, 4/23/2023 (d)	860	862
Romania — 0.0% ^
Romania Government Bond 2.00%, 4/14/2033 (d)	EUR 1,470	1,048
Saudi Arabia — 0.0% ^
Kingdom of Saudi Arabia 2.25%, 2/2/2033 (d)	914	805
South Korea — 0.4%
Export-Import Bank of Korea
0.00%, 10/19/2024 (b)	EUR 10,060	9,994
0.75%, 9/21/2025	4,217	3,860
Republic of Korea 0.00%, 9/16/2025	EUR 1,276	1,245
		15,099
Spain — 1.0%
Bonos and Obligaciones del Estado
1.60%, 4/30/2025 (b)	EUR 680	712
1.50%, 4/30/2027 (b)	EUR 7,585	7,913
1.40%, 7/30/2028 (b)	EUR 8,252	8,504
0.70%, 4/30/2032 (b)	EUR 8,460	7,775
2.35%, 7/30/2033 (b)	EUR 1,318	1,403
4.70%, 7/30/2041 (b)	EUR 3,788	5,309
1.00%, 7/30/2042 (b)	EUR 637	512
2.90%, 10/31/2046 (b)	EUR 2,012	2,247
2.70%, 10/31/2048 (b)	EUR 771	829
1.00%, 10/31/2050 (b)	EUR 1,606	1,154
3.45%, 7/30/2066 (b)	EUR 771	930
		37,288
Sweden — 0.2%
Kingdom of Sweden
1.50%, 11/13/2023 (b)	SEK 4,690	460
1.00%, 11/12/2026 (b)	SEK 5,010	481
0.75%, 5/12/2028	SEK 1,985	188
0.75%, 11/12/2029 (b)	SEK 13,515	1,267
3.50%, 3/30/2039	SEK 2,505	323
0.50%, 11/24/2045	SEK 470	38
Svensk Exportkredit AB 2.88%, 3/14/2023	3,300	3,295
		6,052
United Arab Emirates — 0.0% ^
United Arab Emirates Government Bond 0.75%, 9/2/2023 (d)	1,569	1,522
United Kingdom — 1.7%
United Kingdom of Great Britain and Northern Ireland
1.00%, 4/22/2024 (b)	GBP 4,360	5,245
0.25%, 1/31/2025 (b)	GBP 870	1,020
0.63%, 6/7/2025 (b)	GBP 4,242	5,025
1.25%, 7/22/2027 (b)	GBP 7,212	8,639
0.50%, 1/31/2029 (b)	GBP 4,970	5,600

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
United Kingdom — continued
4.25%, 3/7/2036 (b)	GBP 2,922	4,398
1.75%, 9/7/2037 (b)	GBP 6,228	7,033
4.75%, 12/7/2038 (b)	GBP 1,018	1,649
1.25%, 10/22/2041 (b)	GBP 920	920
0.88%, 1/31/2046 (b)	GBP 5,910	5,183
4.25%, 12/7/2046 (b)	GBP 5,625	9,044
1.50%, 7/22/2047 (b)	GBP 4,037	4,037
1.75%, 7/22/2057 (b)	GBP 4,109	4,312
2.50%, 7/22/2065 (b)	GBP 2,057	2,663
1.63%, 10/22/2071 (b)	GBP 980	975
		65,743
Total Foreign Government Securities (Cost $768,133)		661,220
	SHARES (000)
Investment Companies — 4.8%
JPMorgan Income Fund, Class R6 Shares (e)(Cost $192,070)	21,211	183,901
INVESTMENTS	PRINCIPAL AMOUNT ($000)
Corporate Bonds — 3.6%
Australia — 0.0% ^
FMG Resources August 2006 Pty. Ltd. 4.50%, 9/15/2027 (d)	5	5
Mineral Resources Ltd. 8.13%, 5/1/2027 (d)	253	251
		256
Canada — 0.3%
1011778 BC ULC
5.75%, 4/15/2025 (d)	102	103
4.38%, 1/15/2028 (d)	4	4
Baffinland Iron Mines Corp. 8.75%, 7/15/2026 (d)	468	389
Baytex Energy Corp. 8.75%, 4/1/2027 (d)	140	143
Bombardier, Inc.
7.13%, 6/15/2026 (d)	1,261	1,171
6.00%, 2/15/2028 (d)	1	1
Garda World Security Corp. 4.63%, 2/15/2027 (d)	435	392
GFL Environmental, Inc. 5.13%, 12/15/2026 (d)	624	628
MEG Energy Corp. 7.13%, 2/1/2027 (d)	454	470
Ontario Teachers' Finance Trust
1.10%, 10/19/2027 (d)	CAD 773	541
0.10%, 5/19/2028 (b)	EUR 2,955	2,777
0.05%, 11/25/2030 (b)	EUR 5,225	4,631
Parkland Corp. 5.88%, 7/15/2027 (d)	10	10
Titan Acquisition Ltd. 7.75%, 4/15/2026 (d)	302	270
Videotron Ltd. 5.13%, 4/15/2027 (d)	97	94
		11,624

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Cayman Islands — 0.0% ^
Global Aircraft Leasing Co. Ltd. 6.50% (Cash), 9/15/2024 (d) (f)	411	316
France — 0.3%
Dexia Credit Local SA
0.75%, 1/25/2023 (b)	EUR 3,500	3,579
0.50%, 7/22/2023 (b)	GBP 3,500	4,184
1.63%, 12/8/2023 (b)	GBP 2,800	3,375
1.25%, 11/26/2024 (b)	EUR 2,100	2,156
		13,294
Germany — 0.1%
Kreditanstalt fuer Wiederaufbau Zero Coupon, 12/15/2022	EUR 3,000	3,063
Ireland — 0.0% ^
Cimpress plc 7.00%, 6/15/2026 (d)	304	254
Japan — 0.1%
Development Bank of Japan, Inc. 3.13%, 9/6/2023 (d)	1,850	1,851
Luxembourg — 0.0% ^
Altice France Holding SA 10.50%, 5/15/2027 (d)	1,134	1,071
Macau — 0.0% ^
MGM China Holdings Ltd. 4.75%, 2/1/2027 (d)	1,026	794
Studio City Finance Ltd. 6.00%, 7/15/2025 (d)	340	219
Wynn Macau Ltd. 4.88%, 10/1/2024 (d)	324	272
		1,285
Netherlands — 0.1%
BNG Bank NV 4.75%, 3/6/2023 (b)	AUD 602	425
Nederlandse Waterschapsbank NV 3.50%, 7/20/2027	AUD 3,120	2,161
Trivium Packaging Finance BV 5.50%, 8/15/2026 (d) (g)	418	412
		2,998
Saudi Arabia — 0.0% ^
Saudi Arabian Oil Co. 1.25%, 11/24/2023 (d)	400	388
Singapore — 0.3%
Temasek Financial I Ltd.
3.63%, 8/1/2028 (d)	6,158	6,288
1.63%, 8/2/2031 (d)	2,593	2,233
2.38%, 8/2/2041 (a) (d)	1,558	1,227
		9,748
South Korea — 0.2%
Korea Development Bank (The)
1.75%, 12/15/2022 (b)	GBP 2,450	2,971
2.13%, 10/1/2024	1,826	1,777
Korea Southern Power Co. Ltd. 0.75%, 1/27/2026 (d)	2,155	1,957
		6,705
Switzerland — 0.0% ^
VistaJet Malta Finance plc 7.88%, 5/1/2027 (d)	92	85

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United Kingdom — 0.0% ^
eG Global Finance plc 6.75%, 2/7/2025 (d)	525	502
INEOS Quattro Finance 2 plc 3.38%, 1/15/2026 (d)	263	233
Petrofac Ltd. 9.75%, 11/15/2026 (d)	200	159
Virgin Media Secured Finance plc 5.50%, 5/15/2029 (d)	5	5
		899
United States — 2.2%
Acrisure LLC 7.00%, 11/15/2025 (d)	380	365
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (d)	2	2
AECOM 5.13%, 3/15/2027	97	98
Aethon United BR LP 8.25%, 2/15/2026 (d)	321	332
Albertsons Cos., Inc. 3.25%, 3/15/2026 (d)	959	891
Alliant Holdings Intermediate LLC 6.75%, 10/15/2027 (d)	4	4
Allied Universal Holdco LLC 6.63%, 7/15/2026 (d)	693	671
Allison Transmission, Inc. 4.75%, 10/1/2027 (d)	8	8
AMC Entertainment Holdings, Inc. 10.00% (Cash), 6/15/2026 (d) (f)	531	420
AMC Networks, Inc. 4.75%, 8/1/2025	97	93
American Airlines Group, Inc. 3.75%, 3/1/2025 (a) (d)	69	60
American Airlines, Inc.
11.75%, 7/15/2025 (d)	320	355
5.50%, 4/20/2026 (d)	1,729	1,700
5.75%, 4/20/2029 (d)	—	—
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	28	26
6.50%, 4/1/2027 (a)	7	7
AmeriGas Partners LP 5.50%, 5/20/2025	90	90
AMN Healthcare, Inc. 4.63%, 10/1/2027 (d)	98	94
Antero Midstream Partners LP
7.88%, 5/15/2026 (d)	264	276
5.75%, 3/1/2027 (d)	192	191
APX Group, Inc. 6.75%, 2/15/2027 (d)	277	274
Aramark Services, Inc. 6.38%, 5/1/2025 (d)	182	182
Archrock Partners LP 6.88%, 4/1/2027 (d)	252	235
Arconic Corp.
6.00%, 5/15/2025 (d)	306	308
6.13%, 2/15/2028 (d)	5	5
Ardagh Packaging Finance plc 5.25%, 4/30/2025 (d)	650	621
Artera Services LLC 9.03%, 12/4/2025 (d)	302	245
Ascent Resources Utica Holdings LLC 7.00%, 11/1/2026 (d)	281	274
ASGN, Inc. 4.63%, 5/15/2028 (d)	104	96
ATI, Inc. 5.88%, 12/1/2027	5	5
Avient Corp. 5.75%, 5/15/2025 (d)	21	21
Axalta Coating Systems LLC 4.75%, 6/15/2027 (d)	225	215
Ball Corp. 4.88%, 3/15/2026	386	389
Bath & Body Works, Inc. 5.25%, 2/1/2028	71	67
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (d)	823	572
Bausch Health Cos., Inc. 5.50%, 11/1/2025 (d)	1,417	1,261

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (d)	267	233
Block, Inc. 2.75%, 6/1/2026	40	37
Booz Allen Hamilton, Inc. 3.88%, 9/1/2028 (d)	101	96
Boyd Gaming Corp. 4.75%, 12/1/2027	1	1
Brink's Co. (The) 4.63%, 10/15/2027 (d)	102	93
Brookfield Property REIT, Inc. REIT, 5.75%, 5/15/2026 (d)	598	583
Buckeye Partners LP 4.13%, 3/1/2025 (d)	289	279
Caesars Entertainment, Inc.
6.25%, 7/1/2025 (d)	1,680	1,676
8.13%, 7/1/2027 (d)	1	1
Caesars Resort Collection LLC 5.75%, 7/1/2025 (d)	399	399
Calpine Corp.
4.50%, 2/15/2028 (d)	98	95
5.13%, 3/15/2028 (d)	2	2
Calumet Specialty Products Partners LP 11.00%, 4/15/2025 (d)	264	258
Camelot Finance SA 4.50%, 11/1/2026 (d)	50	48
Carnival Corp.
10.50%, 2/1/2026 (d)	291	306
7.63%, 3/1/2026 (d)	1,448	1,246
9.88%, 8/1/2027 (d)	5	5
Carvana Co. 5.63%, 10/1/2025 (a) (d)	430	329
CCO Holdings LLC 5.00%, 2/1/2028 (d)	7	7
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (d)	322	302
CEC Entertainment LLC 6.75%, 5/1/2026 (d)	546	510
Cedar Fair LP 5.50%, 5/1/2025 (d)	37	37
Centene Corp. 4.25%, 12/15/2027	6	6
Century Communities, Inc. 6.75%, 6/1/2027	246	250
Chemours Co. (The) 5.38%, 5/15/2027	5	5
Chesapeake Energy Corp. 5.50%, 2/1/2026 (d)	245	246
Churchill Downs, Inc. 5.50%, 4/1/2027 (d)	277	276
Cinemark USA, Inc. 8.75%, 5/1/2025 (d)	89	93
Clarios Global LP
6.25%, 5/15/2026 (d)	199	200
8.50%, 5/15/2027 (d)	765	772
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (d)	5	5
Clear Channel Outdoor Holdings, Inc. 7.75%, 4/15/2028 (d)	8	6
Cleveland-Cliffs, Inc.
6.75%, 3/15/2026 (d)	348	358
5.88%, 6/1/2027	9	9
CMG Media Corp. 8.88%, 12/15/2027 (d)	100	80
CNX Resources Corp. 7.25%, 3/14/2027 (d)	306	310
CommScope, Inc.
6.00%, 3/1/2026 (d)	789	767
8.25%, 3/1/2027 (d)	30	26
Community Health Systems, Inc.
8.00%, 3/15/2026 (d)	1,276	1,219
5.63%, 3/15/2027 (d)	6	5

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Compass Minerals International, Inc. 6.75%, 12/1/2027 (d)	100	96
Consolidated Communications, Inc. 6.50%, 10/1/2028 (d)	112	96
CoreCivic, Inc. 8.25%, 4/15/2026	298	296
Coty, Inc. 5.00%, 4/15/2026 (d)	541	531
Crescent Energy Finance LLC 7.25%, 5/1/2026 (d)	314	290
Crestwood Midstream Partners LP
5.75%, 4/1/2025	156	154
5.63%, 5/1/2027 (d)	62	59
Crown Americas LLC 4.75%, 2/1/2026	356	353
CrownRock LP 5.63%, 10/15/2025 (d)	456	455
CSC Holdings LLC 5.50%, 4/15/2027 (d)	5	5
CVR Energy, Inc. 5.25%, 2/15/2025 (d)	280	268
CWT Travel Group, Inc. 8.50%, 11/19/2026 (a) (d)	10	9
Dana, Inc. 5.38%, 11/15/2027	4	4
DCP Midstream Operating LP
5.38%, 7/15/2025	386	396
5.63%, 7/15/2027	63	65
Delta Air Lines, Inc.
4.50%, 10/20/2025 (d)	1	1
7.38%, 1/15/2026	672	706
4.75%, 10/20/2028 (d)	—	—
Diamond Sports Group LLC
5.38%, 8/15/2026 (b)	207	46
5.38%, 8/15/2026 (d)	142	31
Diebold Nixdorf, Inc. 9.38%, 7/15/2025 (a) (d)	342	266
Directv Financing LLC 5.88%, 8/15/2027 (d)	5	5
DISH DBS Corp. 5.25%, 12/1/2026 (d)	1,055	913
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (d)	120	107
Encompass Health Corp. 4.50%, 2/1/2028	5	5
Endo Dac 6.00%, 6/30/2028 (d)	95	6
Envision Healthcare Corp. 8.75%, 10/15/2026 (d)	180	60
EQM Midstream Partners LP
6.00%, 7/1/2025 (d)	100	99
6.50%, 7/1/2027 (d)	29	29
Exela Intermediate LLC 11.50%, 7/15/2026 (d)	150	46
Ferrellgas LP 5.38%, 4/1/2026 (d)	302	281
Ford Motor Co. 9.00%, 4/22/2025	11	12
Ford Motor Credit Co. LLC
3.37%, 11/17/2023	200	196
5.58%, 3/18/2024	3,640	3,673
5.13%, 6/16/2025	5	5
Fortress Transportation and Infrastructure Investors LLC 6.50%, 10/1/2025 (d)	602	599
Freedom Mortgage Corp. 6.63%, 1/15/2027 (d)	193	148
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (d)	2	2
FXI Holdings, Inc. 12.25%, 11/15/2026 (d)	310	274
Gartner, Inc. 4.50%, 7/1/2028 (d)	5	5
Gates Global LLC 6.25%, 1/15/2026 (d)	272	266

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Genesis Energy LP
6.50%, 10/1/2025	312	302
8.00%, 1/15/2027	256	251
7.75%, 2/1/2028	4	4
Global Medical Response, Inc. 6.50%, 10/1/2025 (d)	286	265
Global Net Lease, Inc. REIT, 3.75%, 12/15/2027 (d)	110	96
Gray Television, Inc. 7.00%, 5/15/2027 (d)	209	210
Griffon Corp. 5.75%, 3/1/2028	100	96
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (d)	4	3
Guitar Center, Inc. 8.50%, 1/15/2026 (d)	311	285
Gulfport Energy Corp. 8.00%, 5/17/2026	440	442
HAT Holdings I LLC REIT, 3.38%, 6/15/2026 (d)	459	404
Hawaiian Brand Intellectual Property Ltd. 5.75%, 1/20/2026 (d)	520	505
Herbalife Nutrition Ltd. 7.88%, 9/1/2025 (d)	280	262
Hertz Corp. (The) 4.63%, 12/1/2026 (d)	332	295
Hess Midstream Operations LP 5.63%, 2/15/2026 (d)	336	335
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	7	7
Holly Energy Partners LP 5.00%, 2/1/2028 (d)	101	93
Home Point Capital, Inc. 5.00%, 2/1/2026 (d)	297	204
Howmet Aerospace, Inc. 6.88%, 5/1/2025	459	483
HUB International Ltd. 7.00%, 5/1/2026 (d)	604	596
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	85	83
Icahn Enterprises LP
6.25%, 5/15/2026	33	33
5.25%, 5/15/2027	1,180	1,133
iHeartCommunications, Inc. 8.38%, 5/1/2027	831	751
International Game Technology plc 4.13%, 4/15/2026 (d)	568	542
Intrado Corp. 8.50%, 10/15/2025 (d)	3	3
IQVIA, Inc. 5.00%, 5/15/2027 (d)	212	212
IRB Holding Corp. 7.00%, 6/15/2025 (d)	322	329
Iron Mountain, Inc. REIT, 4.88%, 9/15/2027 (d)	5	5
iStar, Inc. REIT, 4.25%, 8/1/2025	190	181
Jazz Securities DAC 4.38%, 1/15/2029 (d)	5	5
KAR Auction Services, Inc. 5.13%, 6/1/2025 (d)	94	93
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	109	96
LABL, Inc.
6.75%, 7/15/2026 (d)	311	301
10.50%, 7/15/2027 (d)	5	5
Ladder Capital Finance Holdings LLLP REIT, 4.25%, 2/1/2027 (d)	308	275
Laredo Petroleum, Inc. 9.50%, 1/15/2025	269	276
Las Vegas Sands Corp. 3.50%, 8/18/2026	41	38
LD Holdings Group LLC 6.50%, 11/1/2025 (d)	286	183
Life Time, Inc. 5.75%, 1/15/2026 (d)	384	361
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (d)	370	380
4.75%, 10/15/2027 (d)	17	16
LSF9 Atlantis Holdings LLC 7.75%, 2/15/2026 (d)	355	321

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Lumen Technologies, Inc.
5.13%, 12/15/2026 (d)	862	785
4.00%, 2/15/2027 (d)	6	6
Masonite International Corp. 5.38%, 2/1/2028 (d)	96	94
Matador Resources Co. 5.88%, 9/15/2026	414	421
Mattel, Inc. 3.38%, 4/1/2026 (d)	281	266
Maxar Technologies, Inc. 7.75%, 6/15/2027 (d)	245	251
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (d)	104	93
MGM Resorts International
6.75%, 5/1/2025	664	676
5.75%, 6/15/2025	4	4
5.50%, 4/15/2027	44	43
MicroStrategy, Inc. 6.13%, 6/15/2028 (a) (d)	3	3
Millennium Escrow Corp. 6.63%, 8/1/2026 (d)	355	279
Mohegan Gaming & Entertainment 8.00%, 2/1/2026 (d)	325	291
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026 (d)	489	445
MPT Operating Partnership LP REIT, 5.00%, 10/15/2027	5	5
Nabors Industries Ltd. 7.25%, 1/15/2026 (d)	70	64
Nabors Industries, Inc. 5.75%, 2/1/2025	610	558
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (d)	957	886
Navient Corp.
6.75%, 6/15/2026	459	437
5.00%, 3/15/2027	2	2
NCL Corp. Ltd. 5.88%, 2/15/2027 (d)	950	873
NCR Corp. 5.75%, 9/1/2027 (d)	94	92
Netflix, Inc. 3.63%, 6/15/2025 (a) (d)	235	231
New Fortress Energy, Inc.
6.75%, 9/15/2025 (d)	874	853
6.50%, 9/30/2026 (d)	50	47
New Residential Investment Corp. REIT, 6.25%, 10/15/2025 (d)	270	245
Newell Brands, Inc. 4.45%, 4/1/2026 (g)	230	227
Newmark Group, Inc. 6.13%, 11/15/2023	259	260
Nexstar Media, Inc. 5.63%, 7/15/2027 (d)	9	9
NextEra Energy Operating Partners LP 4.25%, 7/15/2024 (d)	457	453
NGL Energy Operating LLC 7.50%, 2/1/2026 (d)	725	662
Nielsen Finance LLC 5.63%, 10/1/2028 (d)	4	4
NMG Holding Co., Inc. 7.13%, 4/1/2026 (d)	431	422
Northern Oil and Gas, Inc. 8.13%, 3/1/2028 (d)	50	48
Novelis Corp. 3.25%, 11/15/2026 (d)	333	310
NRG Energy, Inc. 5.75%, 1/15/2028	11	11
NuStar Logistics LP
5.75%, 10/1/2025	116	113
6.00%, 6/1/2026	63	62
Occidental Petroleum Corp. 8.00%, 7/15/2025	1,359	1,495
OneMain Finance Corp.
6.13%, 3/15/2024	1,021	1,007
6.88%, 3/15/2025	5	5

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
7.13%, 3/15/2026	15	14
3.50%, 1/15/2027	108	92
Outfront Media Capital LLC 5.00%, 8/15/2027 (d)	2	2
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (d)	40	38
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (d)	1,232	993
Party City Holdings, Inc. 8.75%, 2/15/2026 (d)	357	216
PBF Holding Co. LLC 6.00%, 2/15/2028	5	5
PDC Energy, Inc. 5.75%, 5/15/2026	325	318
PennyMac Financial Services, Inc. 5.38%, 10/15/2025 (d)	137	128
Performance Food Group, Inc. 5.50%, 10/15/2027 (d)	3	3
PG&E Corp. 5.00%, 7/1/2028	5	5
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (d)	365	268
Post Holdings, Inc. 5.63%, 1/15/2028 (d)	5	5
Presidio Holdings, Inc. 4.88%, 2/1/2027 (d)	257	247
Prestige Brands, Inc. 5.13%, 1/15/2028 (d)	5	5
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (d)	70	62
Prime Security Services Borrower LLC
5.25%, 4/15/2024 (d)	90	90
5.75%, 4/15/2026 (d)	641	651
6.25%, 1/15/2028 (d)	8	7
QVC, Inc. 4.75%, 2/15/2027	801	674
Radiate Holdco LLC 4.50%, 9/15/2026 (d)	381	352
RegionalCare Hospital Partners Holdings, Inc. 9.75%, 12/1/2026 (d)	883	830
RHP Hotel Properties LP REIT, 4.75%, 10/15/2027	99	96
Rite Aid Corp.
7.50%, 7/1/2025 (d)	142	123
8.00%, 11/15/2026 (d)	48	41
RLJ Lodging Trust LP REIT, 3.75%, 7/1/2026 (d)	254	238
Rocket Mortgage LLC 2.88%, 10/15/2026 (d)	456	403
Royal Caribbean Cruises Ltd. 5.50%, 8/31/2026 (d)	1,212	957
RP Escrow Issuer LLC 5.25%, 12/15/2025 (d)	350	315
Sabre GLBL, Inc. 7.38%, 9/1/2025 (d)	600	595
SBA Communications Corp. REIT, 3.88%, 2/15/2027	547	521
Scientific Games International, Inc.
7.00%, 5/15/2028 (d)	120	122
7.25%, 11/15/2029 (d)	1	1
SCIL IV LLC 5.38%, 11/1/2026 (d)	330	276
Scripps Escrow, Inc. 5.88%, 7/15/2027 (d)	103	99
Select Medical Corp. 6.25%, 8/15/2026 (d)	467	468
Service Corp. International 4.63%, 12/15/2027	13	13
Service Properties Trust REIT, 7.50%, 9/15/2025	214	207
Silgan Holdings, Inc. 4.13%, 2/1/2028	55	52
Sirius XM Radio, Inc.
3.13%, 9/1/2026 (d)	250	236
5.00%, 8/1/2027 (d)	146	145
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (d)	93	96

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
SLM Corp.
4.20%, 10/29/2025	10	10
3.13%, 11/2/2026	420	368
Specialty Building Products Holdings LLC 6.38%, 9/30/2026 (d)	330	294
Spirit AeroSystems, Inc. 7.50%, 4/15/2025 (d)	552	550
Sprint Corp. 7.63%, 3/1/2026	542	591
SRS Distribution, Inc. 4.63%, 7/1/2028 (d)	10	9
SS&C Technologies, Inc. 5.50%, 9/30/2027 (d)	6	6
Standard Industries, Inc. 4.75%, 1/15/2028 (d)	3	3
Staples, Inc.
7.50%, 4/15/2026 (d)	749	663
10.75%, 4/15/2027 (d)	266	198
Starwood Property Trust, Inc. REIT, 4.38%, 1/15/2027 (d)	258	236
Station Casinos LLC 4.50%, 2/15/2028 (d)	9	8
Summit Midstream Holdings LLC 8.50%, 10/15/2026 (d)	315	301
Sunoco LP 6.00%, 4/15/2027	279	278
Surgery Center Holdings, Inc. 10.00%, 4/15/2027 (d)	260	265
Tallgrass Energy Partners LP 7.50%, 10/1/2025 (d)	275	276
Targa Resources Partners LP 4.00%, 1/15/2032	1	1
TEGNA, Inc. 4.75%, 3/15/2026 (d)	261	259
Tenet Healthcare Corp.
4.88%, 1/1/2026 (d)	300	295
6.25%, 2/1/2027 (d)	526	532
5.13%, 11/1/2027 (d)	4	4
6.13%, 10/1/2028 (d)	185	180
Tenneco, Inc. 7.88%, 1/15/2029 (d)	150	149
TransDigm, Inc.
8.00%, 12/15/2025 (d)	1,521	1,576
5.50%, 11/15/2027	1	1
Transocean, Inc.
7.50%, 1/15/2026 (d)	164	111
11.50%, 1/30/2027 (d)	449	425
8.00%, 2/1/2027 (d)	96	64
Travel + Leisure Co.
6.63%, 7/31/2026 (d)	291	296
6.00%, 4/1/2027 (g)	7	7
TripAdvisor, Inc. 7.00%, 7/15/2025 (d)	411	410
Triumph Group, Inc. 8.88%, 6/1/2024 (d)	46	48
Tutor Perini Corp. 6.88%, 5/1/2025 (d)	108	96
Uber Technologies, Inc.
8.00%, 11/1/2026 (d)	428	436
7.50%, 9/15/2027 (d)	50	51
United Airlines, Inc. 4.38%, 4/15/2026 (d)	710	682
United Wholesale Mortgage LLC 5.50%, 11/15/2025 (d)	496	452
Uniti Group LP REIT, 7.88%, 2/15/2025 (d)	411	414
Univision Communications, Inc. 4.50%, 5/1/2029 (d)	5	4
US Acute Care Solutions LLC 6.38%, 3/1/2026 (d)	210	195

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
US Foods, Inc. 6.25%, 4/15/2025 (d)	33	34
USA Compression Partners LP 6.88%, 4/1/2026	320	300
Vail Resorts, Inc. 6.25%, 5/15/2025 (d)	232	237
Vector Group Ltd. 10.50%, 11/1/2026 (d)	265	258
Vericast Corp. 11.00%, 9/15/2026 (d)	471	465
Veritas US, Inc. 7.50%, 9/1/2025 (d)	646	545
Verscend Escrow Corp. 9.75%, 8/15/2026 (d)	63	63
Viasat, Inc. 5.63%, 9/15/2025 (d)	518	456
Vistra Operations Co. LLC
5.63%, 2/15/2027 (d)	794	797
5.00%, 7/31/2027 (d)	5	5
VOC Escrow Ltd. 5.00%, 2/15/2028 (d)	90	80
W&T Offshore, Inc. 9.75%, 11/1/2023 (d)	148	143
Waste Pro USA, Inc. 5.50%, 2/15/2026 (d)	254	235
Watco Cos. LLC 6.50%, 6/15/2027 (d)	15	14
Wesco Aircraft Holdings, Inc. 9.00%, 11/15/2026 (a) (d)	230	137
WESCO Distribution, Inc.
7.13%, 6/15/2025 (d)	285	295
7.25%, 6/15/2028 (d)	7	7
Western Midstream Operating LP 3.60%, 2/1/2025 (g)	540	529
William Carter Co. (The) 5.63%, 3/15/2027 (d)	417	414
Windstream Escrow LLC 7.75%, 8/15/2028 (d)	104	93
Wynn Resorts Finance LLC 7.75%, 4/15/2025 (d)	276	279
Xerox Holdings Corp. 5.00%, 8/15/2025 (d)	326	315
XHR LP REIT, 6.38%, 8/15/2025 (d)	135	136
XPO Logistics, Inc. 6.25%, 5/1/2025 (d)	250	254
Yum! Brands, Inc. 4.63%, 1/31/2032	1	1
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (d)	559	489
		83,619
Total Corporate Bonds (Cost $146,643)		137,456
U.S. Treasury Obligations — 2.0%
U.S. Treasury Notes 0.13%, 1/31/2023 (h)(Cost $79,266)	79,572	78,488
	NO. OF CONTRACTS	VALUE ($000)
Options Purchased — 0.5%
Call Options Purchased — 0.5%
United States — 0.5%
S&P 500 Index
12/16/2022 at USD 4,075.00, European Style
Notional Amount: USD 149,930
Counterparty: Exchange-Traded *	363	9,456
S&P 500 Index
9/16/2022 at USD 3,925.00, European Style

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	NO. OF CONTRACTS	VALUE ($000)
Options Purchased — continued
Call Options Purchased — continued
Notional Amount: USD 158,603
Counterparty: Exchange-Traded *	384	9,984
Total Call Options Purchased		19,440
Total Options Purchased (Cost $13,324)		19,440
	SHARES (000)	VALUE ($000)
Exchange-Traded Funds — 0.5%
United States — 0.5%
iShares MSCI India ETF * (a)(Cost $13,313)	455	19,423
	NO. OF WARRANTS (000)
Warrants — 0.3%
Netherlands — 0.1%
BNP Paribas Issuance BV
expiring 9/26/2022 *	48	215
expiring 9/26/2022 *	5	202
expiring 9/26/2022 *	7	86
expiring 9/30/2022 *	3	99
expiring 9/30/2022 *	33	99
expiring 9/30/2022 *	187	443
expiring 10/21/2022 *	4	66
		1,210
Switzerland — 0.2%
UBS AG
expiring 8/9/2022 *	7	234
expiring 8/9/2022 *	10	328
expiring 10/3/2022 *	42	357
expiring 12/12/2022 *	13	106
expiring 12/15/2022 *	88	676
expiring 12/23/2022 *	12	309
expiring 12/23/2022 *	15	439
expiring 1/16/2023, price 1.00 USD *	23	489
expiring 1/30/2023 *	12	701
expiring 2/24/2023 *	5	36
expiring 2/27/2023 *	2	14
expiring 2/27/2023 *	47	433
expiring 2/27/2023 *	310	943
expiring 3/17/2023 *	21	508
expiring 4/17/2023, price 1.00 USD *	219	517
expiring 4/25/2023 *	53	412
expiring 5/18/2023 *	36	375
expiring 6/19/2023 *	94	1,113
expiring 7/31/2023 *	38	173

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	NO. OF WARRANTS (000)	VALUE ($000)
Warrants — continued
Switzerland — continued
expiring 7/31/2023 *	13	283
expiring 8/4/2023 *	99	442
		8,888
United Kingdom — 0.0% ^
Nmg Research Ltd., expiring 9/24/2027, price 1.00 USD ‡ *	1	47
UBS AG
expiring 8/26/2022, price 1.00 USD *	17	728
expiring 4/17/2023, price 1.00 USD *	30	210
		985
United States — 0.0% ^
Windstream Holdings, Inc., expiring 12/31/2049, price 11.00 USD ‡ *	0	7
Total Warrants (Cost $12,370)		11,090
	PRINCIPAL AMOUNT ($000)
Commercial Mortgage-Backed Securities — 0.2%
United States — 0.2%
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K033, Class X1, IO, 0.28%, 7/25/2023 (i)	100,359	231
Series KC03, Class X1, IO, 0.48%, 11/25/2024 (i)	28,409	269
Series K078, Class X1, IO, 0.09%, 6/25/2028 (i)	63,204	423
Series K082, Class X1, IO, 0.01%, 9/25/2028 (i)	419,228	1,429
Series K083, Class X1, IO, 0.04%, 9/25/2028 (i)	133,583	578
FNMA ACES Series 2019-M21, Class X2, IO, 1.31%, 2/25/2031 (i)	3,277	275
FREMF Series 2018-KF46, Class B, 3.74%, 3/25/2028 (d) (i)	220	215
FREMF Mortgage Trust
Series 2017-KF31, Class B, 4.69%, 4/25/2024 (d) (i)	141	140
Series 2017-KF32, Class B, 4.34%, 5/25/2024 (d) (i)	298	297
Series 2017-KF36, Class B, 4.44%, 8/25/2024 (d) (i)	258	257
Series 2017-KF38, Class B, 4.29%, 9/25/2024 (d) (i)	194	194
Series 2018-KF45, Class B, 3.74%, 3/25/2025 (d) (i)	353	344
Series 2018-KF47, Class B, 3.79%, 5/25/2025 (d) (i)	226	223
Series 2018-KF49, Class B, 3.69%, 6/25/2025 (d) (i)	166	161
Series 2019-KF63, Class B, 4.14%, 5/25/2029 (d) (i)	1,215	1,205
GNMA Series 2021-170, IO, 0.99%, 5/16/2063 (i)	1,948	157
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 ‡ (i)	923	406
Velocity Commercial Capital Loan Trust
Series 2018-2, Class M2, 4.51%, 10/26/2048 ‡ (d) (i)	202	191
Series 2018-2, Class M3, 4.72%, 10/26/2048 ‡ (d) (i)	297	277
Wells Fargo Commercial Mortgage Trust Series 2019-C52, Class XA, IO, 1.60%, 8/15/2052 (i)	3,756	295
Total Commercial Mortgage-Backed Securities (Cost $8,109)		7,567
Supranational — 0.2%
Asian Development Bank, 3.40%, 9/10/2027 (b)	AUD 3,030	2,107

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Supranational — continued
European Investment Bank, 0.50%, 6/21/2023	AUD 1,210	825
Inter-American Development Bank
0.50%, 5/23/2023	CAD 3,650	2,784
1.70%, 10/10/2024	CAD 800	605
4.40%, 1/26/2026	CAD 614	499
Total Supranational (Cost $7,175)		6,820
Loan Assignments — 0.0% (j) (k) ^
United States — 0.0% ^
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2023 ‡ (l)	16	2
Moran Foods LLC, Tranche A Second Lien Term Loan (ICE LIBOR USD 3 Month + 10.75%), 13.00%, 10/1/2024	413	247
Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 9.25%, 4/1/2024 ‡	603	515
Moran Foods LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 7.00%), 7.00%, 12/31/2038	79	67
Total Loan Assignments (Cost $882)		831
Collateralized Mortgage Obligations — 0.0% ^
United States — 0.0% ^
Alternative Loan Trust Series 2006-14CB, Class A1, 6.00%, 6/25/2036	—	—
CHL GMSR Issuer Trust Series 2018-GT1, Class B, 5.76%, 5/25/2023 ‡ (d) (i)	840	829
CHL Mortgage Pass-Through Trust
Series 2005-31, Class 2A1, 2.45%, 1/25/2036 (i)	—	—
Series 2006-21, Class A14, 6.00%, 2/25/2037	—	—
Series 2007-10, Class A4, 5.50%, 7/25/2037	—	—
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AF1, Class A4, 2.56%, 4/25/2036 (i)	—	—
Series 2007-3, Class 2A1, 3.01%, 10/25/2047 (i)	—	—
HarborView Mortgage Loan Trust Series 2006-14, Class 1A1A, 2.48%, 1/25/2047 (i)	—	—
JPMorgan Mortgage Trust Series 2005-A8, Class 2A3, 2.69%, 11/25/2035 (i)	—	—
Total Collateralized Mortgage Obligations (Cost $840)		829
	SHARES (000)
Convertible Preferred Stocks — 0.0% ^
United States — 0.0% ^
Claire's Stores, Inc. ‡ *(Cost $73)	—	587
	PRINCIPAL AMOUNT ($000)
Asset-Backed Securities — 0.0% ^
United States — 0.0% ^
Conn Funding II LP Series 2022-A, Class A, 5.87%, 12/15/2026 (d)	100	100
OneMain Financial Issuance Trust
Series 2015-3A, Class C, 5.82%, 11/20/2028 ‡ (d)	231	231
Series 2019-1A, Class B, 3.79%, 2/14/2031 ‡ (d)	149	149
Total Asset-Backed Securities (Cost $480)		480

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Preferred Stocks — 0.0% ^
United States — 0.0% ^
Goodman Networks, Inc. ‡ *	3	—
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	40	44
Total Preferred Stocks (Cost $49)		44
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Australia — 0.0% ^
Australia & New Zealand Banking Group Ltd., expiring 8/15/2022 *	2	4
United States — 0.0% ^
Vistra Corp., expiring 12/31/2049 ‡ *	17	21
Total Right (Cost $—)		25
	SHARES (000)
Short-Term Investments — 7.2%
Investment Companies — 6.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.09% (e) (m) (Cost $253,335)	253,321	253,346
Investment of Cash Collateral from Securities Loaned — 0.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.06% (e) (m)	22,756	22,745
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (e) (m)	2,894	2,894
Total Investment of Cash Collateral from Securities Loaned (Cost $25,635)		25,639
Total Short-Term Investments (Cost $278,970)		278,985
Total Investments — 100.8% (Cost $3,652,877)		3,892,736
Liabilities in Excess of Other Assets — (0.8)%		(30,470)
NET ASSETS — 100.0%		3,862,266

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
APAC	Asia Pacific
AUD	Australian Dollar
CAD	Canadian Dollar
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
DKK	Danish Krone
ETF	Exchange Traded Fund
EUR	Euro

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPY	Japanese Yen
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SEK	Swedish Krona
SGPS	Holding company
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 is $25,343.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $2,492.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(g)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of July 31, 2022.

(h)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(i)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of July 31, 2022.

(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of July 31, 2022.
(l)	Defaulted security.
(m)	The rate shown is the current yield as of July 31, 2022.

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2022
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Foreign Government Securities	17.0%
Banks	5.8
Fixed Income Funds	4.7
Semiconductors & Semiconductor Equipment	4.7
Software	3.7
Oil, Gas & Consumable Fuels	3.3
Insurance	2.6
Pharmaceuticals	2.6
Internet & Direct Marketing Retail	2.4
Hotels, Restaurants & Leisure	2.1
Health Care Equipment & Supplies	2.1
Health Care Providers & Services	2.0
U.S. Treasury Notes	2.0
Capital Markets	2.0
Technology Hardware, Storage & Peripherals	2.0
Machinery	1.9
Interactive Media & Services	1.9
Biotechnology	1.8
IT Services	1.8
Automobiles	1.5
Beverages	1.4
Textiles, Apparel & Luxury Goods	1.3
Equity Real Estate Investment Trusts (REITs)	1.3
Chemicals	1.2
Aerospace & Defense	1.1
Electric Utilities	1.1
Specialty Retail	1.0
Food Products	1.0
Electrical Equipment	1.0
Others (each less than 1.0%)	14.5
Short-Term Investments	7.2
Detailed information about investment portfolios of the underlying funds and ETF can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Fund can also found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of July 31, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bobl	195	09/08/2022	EUR	25,478	1,046
Euro-Bund	111	09/08/2022	EUR	17,872	795
Euro-Buxl	9	09/08/2022	EUR	1,702	111
Euro-OAT	77	09/08/2022	EUR	11,521	370
Euro-Schatz	290	09/08/2022	EUR	32,632	197
Australia 10 Year Bond	113	09/15/2022	AUD	9,867	419
S&P / TSX 60 Index	151	09/15/2022	CAD	28,005	128
MSCI EAFE E-Mini Index	13	09/16/2022	USD	1,270	62
Foreign Exchange AUD / USD	834	09/19/2022	USD	58,313	(1,078)
Foreign Exchange EUR / USD	2,510	09/19/2022	USD	321,766	(14,657)
Foreign Exchange GBP / USD	1,183	09/19/2022	USD	90,137	(2,559)
Foreign Exchange JPY / USD	441	09/19/2022	USD	41,487	185
Foreign Exchange CAD / USD	939	09/20/2022	USD	73,312	(903)
U.S. Treasury 10 Year Note	1,594	09/21/2022	USD	192,924	2,610
U.S. Treasury Ultra Bond	1,433	09/21/2022	USD	224,130	4,033
Long Gilt	91	09/28/2022	GBP	13,097	(62)
3 Month Euro Euribor	137	12/18/2023	EUR	34,568	130
					(9,173)
Short Contracts
Euro-Bobl	(1,129)	09/08/2022	EUR	(122,035)	(5,523)
Euro-BTP	(31)	09/08/2022	EUR	(4,003)	(188)
Euro-Bund	(686)	09/08/2022	EUR	(92,583)	(3,972)
Euro-Buxl	(137)	09/08/2022	EUR	(24,207)	(3,553)
Japan 10 Year Bond	(252)	09/12/2022	JPY	(284,258)	(2,088)
EURO STOXX 50 Index	(1,034)	09/16/2022	EUR	(39,376)	(668)
MSCI EAFE E-Mini Index	(489)	09/16/2022	USD	(46,489)	(1,915)
MSCI Emerging Markets E-Mini Index	(3,404)	09/16/2022	USD	(170,115)	543
Russell 2000 E-Mini Index	(2,306)	09/16/2022	USD	(217,340)	(19,539)
S&P 500 E-Mini Index	(567)	09/16/2022	USD	(117,128)	(11,729)
U.S. Treasury 10 Year Note	(44)	09/21/2022	USD	187,598	(32)
U.S. Treasury 10 Year Ultra Note	(1)	09/21/2022	USD	(131)	—(a)
U.S. Treasury Ultra Bond	(7)	09/21/2022	USD	223,035	13
Long Gilt	(738)	09/28/2022	GBP	(93,116)	(4,911)
U.S. Treasury 2 Year Note	(139)	09/30/2022	USD	(29,257)	(136)
U.S. Treasury 5 Year Note	(47)	09/30/2022	USD	(5,347)	(78)
3 Month Euro Euribor	(137)	12/19/2022	EUR	(34,611)	(115)
					(53,891)
					(63,064)

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EAFE	Europe, Australasia and Far East
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
TSX	Toronto Stock Exchange
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of July 31, 2022 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
AUD	21,144	USD	14,772	Merrill Lynch International	8/3/2022	2
DKK	27,356	USD	3,750	Standard Chartered Bank	8/3/2022	6
EUR	1,120	USD	1,138	Barclays Bank plc	8/3/2022	7
EUR	3,109	USD	3,149	BNP Paribas	8/3/2022	28
EUR	1,512	USD	1,521	HSBC Bank, NA	8/3/2022	24
EUR	7,021	USD	7,116	Merrill Lynch International	8/3/2022	60
EUR	24,847	USD	24,863	State Street Corp.	8/3/2022	534
GBP	1,250	USD	1,521	Citibank, NA	8/3/2022	2
GBP	60,490	USD	73,035	HSBC Bank, NA	8/3/2022	631
GBP	959	USD	1,151	State Street Corp.	8/3/2022	17
JPY	39,453,821	USD	293,443	BNP Paribas	8/3/2022	2,445
JPY	163,234	USD	1,198	Citibank, NA	8/3/2022	27
SEK	21,927	USD	2,157	BNP Paribas	8/3/2022	—(a)
USD	3,837	DKK	27,356	State Street Corp.	8/3/2022	81
USD	5,999	EUR	5,726	Barclays Bank plc	8/3/2022	146
USD	260,532	EUR	249,013	BNP Paribas	8/3/2022	6,011
USD	4,444	EUR	4,215	HSBC Bank, NA	8/3/2022	137
USD	12,341	EUR	11,770	Standard Chartered Bank	8/3/2022	310
USD	2,233	EUR	2,148	State Street Corp.	8/3/2022	38
USD	1,336	GBP	1,092	Barclays Bank plc	8/3/2022	6
USD	1,222	GBP	994	HSBC Bank, NA	8/3/2022	11
EUR	12,218	USD	12,454	Merrill Lynch International	9/6/2022	65
USD	240,484	EUR	234,634	BNP Paribas	9/6/2022	76
USD	3,823	EUR	3,724	Goldman Sachs International	9/6/2022	7
Total unrealized appreciation						10,671
EUR	1,080	JPY	151,453	Barclays Bank plc	8/3/2022	(31)
EUR	1,770	USD	1,825	Barclays Bank plc	8/3/2022	(16)
EUR	236,378	USD	241,761	BNP Paribas	8/3/2022	(154)
EUR	1,414	USD	1,495	HSBC Bank, NA	8/3/2022	(49)
EUR	2,145	USD	2,263	Merrill Lynch International	8/3/2022	(71)
GBP	1,037	USD	1,273	State Street Corp.	8/3/2022	(10)
USD	12,339	AUD	17,907	BNP Paribas	8/3/2022	(172)
USD	2,204	AUD	3,238	Royal Bank of Canada	8/3/2022	(58)
USD	23,684	CAD	30,445	BNP Paribas	8/3/2022	(91)
USD	1,940	CAD	2,506	Standard Chartered Bank	8/3/2022	(17)
USD	2,484	EUR	2,438	BNP Paribas	8/3/2022	(8)
USD	3,722	EUR	3,692	Goldman Sachs International	8/3/2022	(52)
USD	1,417	EUR	1,394	HSBC Bank, NA	8/3/2022	(8)
USD	72,797	GBP	59,983	Barclays Bank plc	8/3/2022	(252)
USD	2,001	GBP	1,667	Merrill Lynch International	8/3/2022	(29)
USD	223,774	JPY	30,444,362	Barclays Bank plc	8/3/2022	(4,546)
USD	17,370	JPY	2,383,287	HSBC Bank, NA	8/3/2022	(503)
USD	2,972	JPY	404,627	Merrill Lynch International	8/3/2022	(63)
USD	45,261	JPY	6,233,326	Standard Chartered Bank	8/3/2022	(1,487)
USD	2,137	SEK	21,927	BNP Paribas	8/3/2022	(21)
USD	14,780	AUD	21,144	Merrill Lynch International	9/6/2022	(3)
USD	25,666	CAD	32,951	BNP Paribas	9/6/2022	(64)
USD	1,279	CAD	1,638	Standard Chartered Bank	9/6/2022	(1)
USD	3,759	DKK	27,356	Standard Chartered Bank	9/6/2022	(6)
USD	1,369	EUR	1,342	Barclays Bank plc	9/6/2022	(7)
USD	2,381	EUR	2,328	BNP Paribas	9/6/2022	(4)
USD	74,196	GBP	61,405	HSBC Bank, NA	9/6/2022	(644)
USD	294,163	JPY	39,453,821	BNP Paribas	9/6/2022	(2,496)
USD	1,254	JPY	169,654	Citibank, NA	9/6/2022	(22)
USD	3,581	JPY	488,767	Merrill Lynch International	9/6/2022	(94)
USD	2,161	SEK	21,927	BNP Paribas	9/6/2022	—(a)
Total unrealized depreciation						(10,979)

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
CURRENCY PURCHASED	CURRENCY SOLD	COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
Net unrealized depreciation				(308)

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)  (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies, excluding exchange-traded funds ("ETFs") (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)  (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
United States	$—	$100	$380	$480
Collateralized Mortgage Obligations	—	—	829	829
Commercial Mortgage-Backed Securities
United States	—	6,693	874	7,567
Common Stocks
Australia	1,117	16,557	—	17,674
Austria	—	272	—	272
Belgium	—	14,960	—	14,960
Brazil	18,532	56	—	18,588
Canada	14,040	—	—	14,040
Chile	580	45	—	625
China	29,798	160,745	—	190,543
Denmark	—	39,135	—	39,135
Finland	—	1,386	—	1,386
France	—	123,649	—	123,649
Germany	—	38,923	—	38,923
Greece	—	1,348	—	1,348
Hong Kong	19	22,720	—	22,739
India	26,347	—	—	26,347
Indonesia	—	11,235	—	11,235
Ireland	48	652	—	700
Israel	259	589	—	848
Italy	—	2,121	—	2,121
Japan	—	93,235	—	93,235
Jordan	—	29	—	29
Luxembourg	—	204	—	204
Macau	—	924	—	924
Mexico	10,668	—	—	10,668
Netherlands	41	31,825	—	31,866
New Zealand	—	279	—	279
Norway	—	896	—	896
Panama	233	—	—	233
Peru	1,902	—	—	1,902
Poland	—	1,941	—	1,941
Portugal	—	206	—	206
Puerto Rico	279	—	—	279
Qatar	—	1,854	—	1,854
Russia	—	—	31	31
Saudi Arabia	—	1,691	—	1,691
Singapore	25	7,007	—	7,032
South Africa	3,305	11,223	—	14,528
South Korea	—	42,439	—	42,439
Spain	119	7,005	—	7,124
Sweden	—	19,765	—	19,765

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)  (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Switzerland	$67	$27,011	$—	$27,078
Taiwan	28,370	28,372	—	56,742
Tanzania, United Republic of	—	538	—	538
Thailand	4,576	—	—	4,576
United Arab Emirates	—	—	—	—
United Kingdom	232	58,601	—	58,833
United States	1,552,936	22,457	131	1,575,524
Total Common Stocks	1,693,493	791,895	162	2,485,550
Convertible Preferred Stocks	—	—	587	587
Corporate Bonds	—	137,456	—	137,456
Exchange-Traded Funds	19,423	—	—	19,423
Foreign Government Securities	—	661,220	—	661,220
Investment Companies	183,901	—	—	183,901
Loan Assignments
United States	—	314	517	831
Options Purchased
Call Options Purchased	19,440	—	—	19,440
Preferred Stocks	—	—	44	44
Rights
Australia	4	—	—	4
United States	—	—	21	21
Total Right	4	—	21	25
Supranational	—	6,820	—	6,820
U.S. Treasury Obligations	—	78,488	—	78,488
Warrants
United Kingdom	—	938	47	985
United States	—	—	7	7
Switzerland	—	8,888	—	8,888
Netherlands	—	1,210	—	1,210
Total Warrants	—	11,036	54	11,090
Short-Term Investments
Investment Companies	253,346	—	—	253,346
Investment of Cash Collateral from Securities Loaned	25,639	—	—	25,639
Total Short-Term Investments	278,985	—	—	278,985
Total Investments in Securities	$2,195,246	$1,694,022	$3,468	$3,892,736
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$10,671	$—	$10,671
Futures Contracts	10,642	—	—	10,642
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(10,979)	—	(10,979)
Futures Contracts	(73,706)	—	—	(73,706)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(63,064)	$(308)	$—	$(63,372)
There were no significant transfers into or out of level 3 for the period ended July 31, 2022.

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)  (continued)
(Dollar values in thousands)
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2022	Shares at July 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Income Fund Class R6 Shares (a)	$—	$192,070	$—	$—	$(8,169)	$183,901	21,211	$2,500	$—
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.09% (a) (b)	207,109	2,726,630	2,680,241	(117)	(35)	253,346	253,321	853	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.06% (a) (b)	68,262	286,500	332,000	(19)	2	22,745	22,756	129	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	9,037	188,730	194,873	—	—	2,894	2,894	18	—
Total	$284,408	$3,393,930	$3,207,114	$(136)	$(8,202)	$462,886		$3,500	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2022.
C. Derivatives — The Fund used derivative instruments including options, futures contracts and forward foreign currency exchange contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Options — The Fund purchased and/or sold (“wrote”) put and call options on various instruments including currencies, futures, securities, options on indices and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.
Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)  (continued)
(Dollar values in thousands)
Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.
The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Fund's exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund's over-the-counter (“OTC”) options are subject to master netting agreements.
The Fund may be required to post or receive collateral for OTC options. Cash collateral posted by the Fund is considered restricted.
(2). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(3). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)  (continued)
(Dollar values in thousands)
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.